File Nos. 33-50213
                                                                       811-7091


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [X]

      Pre-Effective Amendment No.                                           [__]


      Post-Effective Amendment No. 12                                       [X]


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [X]


      Amendment No. 12                                                      [X]



                             (Check appropriate box or boxes.)

                        DREYFUS FLORIDA MUNICIPAL MONEY MARKET FUND
                     (Exact Name of Registrant as Specified in Charter)

            c/o The Dreyfus Corporation
            200 Park Avenue, New York, New York 10166
            (Address of Principal Executive Offices)        (Zip Code)

      Registrant's Telephone Number, including Area Code: (212) 922-6000

                              Mark N. Jacobs, Esq.
                                 200 Park Avenue
                            New York, New York 10166
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

            immediately upon filing pursuant to paragraph (b)
      ----

       X    on November 1, 2003 pursuant to paragraph (b)
      ----

            60 days after filing pursuant to paragraph (a)(1)
      ----
            on     (date)      pursuant to paragraph (a)(1)
      ----
            75 days after filing pursuant to paragraph (a)(2)
      ----
            on     (date)      pursuant to paragraph (a)(2) of Rule 485
      ----

If appropriate, check the following box:

            this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



Dreyfus Florida Municipal Money Market Fund

Seeks current income exempt from federal income tax by investing in short-term, high quality municipal obligations


PROSPECTUS November 1, 2003


YOU, YOUR ADVISOR AND
DREYFUS
A MELLON FINANCIAL COMPANY(SM)


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                          Contents

                                          THE FUND
                      --------------------------------

                                        1 Goal/Approach

                                        2 Main Risks

                                        3 Past Performance

                                        4 Expenses

                                        5 Management

                                        6 Financial Highlights

                                          YOUR INVESTMENT
                      ------------------------------------------

                                        7 Account Policies

                                       10 Distributions and Taxes

                                       11 Services for Fund Investors

                                       12 Instructions for Regular Accounts

                                          FOR MORE INFORMATION
                      -------------------------------------------------

                                          Back Cover

What every investor should know about the fund

Information for managing your fund account

Where to learn more about this and other Dreyfus funds

Dreyfus Florida Municipal
Money Market Fund
----------------------
Ticker Symbol: DFMXX

The Fund

GOAL/APPROACH


The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the fund is subject to strict federal requirements and must maintain an average dollar-weighted portfolio maturity of 90 days or less and buy individual securities that have remaining maturities of 13 months or less.

To pursue this goal, the fund normally invests at least 80% of its assets in short-term, high quality municipal obligations that provide income exempt from federal income tax and the Florida intangible personal property tax. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. When the fund manager believes that acceptable Florida municipal obligations are unavailable for investment, the fund may invest temporarily in municipal obligations that pay income subject to the Florida intangible personal property tax, but not federal income tax.

Although the fund's objective is to generate income exempt from federal income tax and Florida intangible personal property tax, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund temporarily may invest in taxable obligations and municipal obligations that pay income exempt only from federal personal income tax.


MORE INFORMATION ON THE FUND CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT (SEE BACK COVER).

Concepts to understand


MUNICIPAL OBLIGATIONS: debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls


The Fund       1



(PAGE 1)

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:


     * interest rates could rise sharply, causing the value of the fund's investments and its share price to drop


     *    interest rates could drop, thereby reducing the fund's yield

     * any of the fund's holdings could have its credit rating downgraded or could default

     * Florida's economy and revenues underlying its municipal obligations may decline

     * the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.


The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.


Concepts to understand

CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner.

An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating still has a strong capacity to make all payments, although the degree of safety is somewhat less.

Generally, the fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus.

2



(PAGE 2)

PAST PERFORMANCE


The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the fund's performance from year to year. The table shows the fund's average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total returns AS OF 12/31 EACH YEAR (%)

        2.89    3.57    3.03    3.14    2.95    2.76    3.58    2.38    1.03
  93      94      95      96      97      98      99      00      01      02

BEST QUARTER:                    Q2 '95                  +0.95%


WORST QUARTER:                   Q4 '02                  +0.24%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/03 WAS 0.44%.
--------------------------------------------------------------------------------

Average annual total returns AS OF 12/31/02


                                                                  Since
                                                                inception
1 Year                            5 Years                       (11/16/93)
--------------------------------------------------------------------------------


1.03%                              2.54%                           2.81%


For the fund's current yield, call toll-free: 1-800-645-6561.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

The Fund       3





(PAGE 3)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge (load) or Rule 12b-1 distribution fees.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.50%


Shareholder services fee                                                0.05%


Other expenses                                                          0.08%
--------------------------------------------------------------------------------


TOTAL                                                                   0.63%
--------------------------------------------------------------------------------


Expense example

1 Year                                      3 Years                               5 Years                             10 Years
------------------------------------------------------------------------------------------------------------------------------------


$64                                          $202                                  $351                                 $786




This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund during periods when fixed expenses have a significant impact on the yield of the fund because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.


Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.


For the fiscal year ended June 30, 2003, Dreyfus waived a portion of its fee so that the effective management fee paid by the fund was 0.47%, reducing total expenses from 0.63% to 0.60%. This waiver was voluntary.


SHAREHOLDER SERVICES FEE: a fee of up to 0.25% used to reimburse the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

4





(PAGE 4)

MANAGEMENT


The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $168 billion in approximately 200 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of 0.47% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $3.2 trillion of assets under management, administration or custody, including approximately $625 billion under management. Mellon provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

The fund, Dreyfus and Dreyfus Service Corporation (the fund's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

The Fund       5



(PAGE 5)

FINANCIAL HIGHLIGHTS

This table describes the fund's performance for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.

                                                                                               YEAR ENDED JUNE 30,


                                                                                 2003       2002       2001      2000       1999
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .008       .015      .033       .031       .027

 Distributions:          Dividends from investment income -- net               (.008)     (.015)    (.033)     (.031)     (.027)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total Return (%)                                                                 .82       1.46      3.34       3.18       2.71
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                          .60        .59       .60        .60        .57

 Ratio of net investment income to average net assets                             .80       1.43      3.26       3.15       2.67

 Decrease reflected in above expense ratios due to
 undertakings by Dreyfus                                                          .03        .03       .04        .05        .09
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                        265,683    215,333   219,044    192,902    176,345



6



(PAGE 6)

Your Investment

ACCOUNT POLICIES

Buying shares

YOU PAY NO SALES CHARGES to invest in this fund. Your price for fund shares is the fund's net asset value per share (NAV), which is generally calculated as of 12:00 noon Eastern time on days the New York Stock Exchange is open for regular business. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. The fund's portfolio securities are valued based on amortized cost, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable the fund to price its shares at $1.00 per share. Because the fund seeks tax-exempt income, it is not recommended for purchase in IRAs or other qualified retirement plans.


Minimum investments

                               Initial               Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS               $2,500                $100
                                                     $500 FOR DREYFUS
                                                     TELETRANSFER INVESTMENTS

DREYFUS AUTOMATIC              $100                  $100
INVESTMENT PLANS

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.

Concepts to understand

NET ASSET VALUE (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of existing shares.


When calculating its NAV, the fund's investments generally are valued by an independent pricing service approved by the fund's board. The pricing service's procedures are reviewed under the general supervision of the board.


Your Investment       7




(PAGE 7)

ACCOUNT POLICIES (CONTINUED)

Selling shares

YOU MAY SELL (REDEEM) SHARES AT ANY TIME. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

BEFORE SELLING OR WRITING A CHECK against shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

* if you send a written request to sell such shares, the fund may delay selling the shares for up to eight business days following the purchase of those shares


* the fund will not honor redemption checks, or process wire, telephone, online or Dreyfus TeleTransfer redemption requests, for up to eight business days following the purchase of those shares


Limitations on selling shares by phone or online through Dreyfus.com

Proceeds                    Minimum                   Maximum
sent by                     phone/online              phone/online
--------------------------------------------------------------------------------

CHECK*                      NO MINIMUM                $250,000 PER DAY

WIRE                        $1,000                    $500,000 FOR JOINT
                                                      ACCOUNTS EVERY 30 DAYS/
                                                      $20,000 PER DAY

DREYFUS                     $500                      $500,000 FOR JOINT
TELETRANSFER                                          ACCOUNTS EVERY 30 DAYS/
                                                      $20,000 PER DAY

* NOT AVAILABLE ONLINE ON ACCOUNTS WHOSE ADDRESS HAS BEEN CHANGED WITHIN THE LAST 30 DAYS.


Written sell orders


Some circumstances require written sell orders along with signature guarantees. These include:

* amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

*    requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

8



(PAGE 8)

General policies


UNLESS YOU DECLINE TELESERVICE PRIVILEGES on your application, the fund's transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund's transfer agent takes reasonable measures to confirm that instructions are genuine.


THE FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

* refuse any purchase or exchange request in excess of 1% of the fund's total assets

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*    change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).


The fund may also process purchase and sale orders and calculate its NAV on days the fund's primary trading markets are open and the fund's management determines to do so.


Small account policies

To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; accounts participating in automatic investment programs; and accounts opened through a financial institution.

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 30 days, the fund may close your account and send you the proceeds.

Your Investment       9

(PAGE 9)


DISTRIBUTIONS AND TAXES


THE FUND EARNS DIVIDENDS, INTEREST and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions. The fund normally pays dividends once a month and capital gains distributions annually. Fund dividends and capital gains will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

THE FUND ANTICIPATES that virtually all dividends paid to you will be exempt from federal and Florida intangible personal property taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to you as ordinary income, while long-term capital gains are taxable to you as capital gains.

FOR FLORIDA INTANGIBLE PERSONAL PROPERTY TAX PURPOSES, distributions derived from interest on municipal securities of Florida issuers and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from such tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to Florida intangible personal property tax.

THE TAX STATUS OF ANY DISTRIBUTION generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

IF YOU BUY SHARES WHEN A FUND HAS REALIZED but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone's tax situation is unique, please consult your tax adviser before investing.


10



(PAGE 10)

SERVICES FOR FUND INVESTORS

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application or by calling 1-800-645-6561.
--------------------------------------------------------------------------------

For investing

DREYFUS AUTOMATIC               For making automatic investments
ASSET BUILDER((reg.tm))         from a designated bank account.

DREYFUS PAYROLL                 For making automatic investments
SAVINGS PLAN                    through a payroll deduction.

DREYFUS GOVERNMENT              For making automatic investments
DIRECT DEPOSIT                  from your federal employment,
PRIVILEGE                       Social Security or other regular
                                federal government check.

DREYFUS DIVIDEND                For automatically reinvesting the
SWEEP                           dividends and distributions from
                                one Dreyfus fund into another
                                (not available for IRAs).
--------------------------------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                   For making regular exchanges from
EXCHANGE PRIVILEGE              one Dreyfus fund into another.
--------------------------------------------------------------------------------

For selling shares

DREYFUS AUTOMATIC               For making regular withdrawals
WITHDRAWAL PLAN                 from most Dreyfus funds.


Dreyfus Financial Centers

Through a nationwide network of Dreyfus Financial Centers, Dreyfus offers a full array of investment services and products. This includes information on mutual funds, brokerage services, tax-advantaged products and retirement planning.

Experienced financial advisers can help you make informed choices and provide you with personalized attention in handling account transactions. The Financial Centers also offer informative seminars and events. To find the Financial Center nearest you, call 1-800-499-3327.



Checkwriting privilege

YOU MAY WRITE REDEMPTION CHECKS against your account in amounts of $500 or more. These checks are free; however, a fee will be charged if you request a stop payment or if the transfer agent cannot honor a redemption check due to insufficient funds or another valid reason. Please do not postdate your checks or use them to close your account.

Exchange privilege


YOU CAN EXCHANGE SHARES WORTH $500 OR MORE from one Dreyfus fund into another. You can request your exchange in writing, by phone or online. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.


Dreyfus TeleTransfer privilege


TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application.

Dreyfus Express((reg.tm))  voice-activated account access

YOU CAN EASILY MANAGE YOUR DREYFUS ACCOUNTS, check your account balances, purchase fund shares, transfer money between your Dreyfus funds, get price and yield information and much more -- when it's convenient for you -- by calling 1-800-645-6561. Certain requests may require the services of a representative.



Your Investment       11




(PAGE 11)

INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.

   Mail your application and a check to:
   The Dreyfus Family of Funds

   P.O. Box 55299, Boston, MA 02205-8553



TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to:
The Dreyfus Family of Funds
P.O. Box 105, Newark, NJ 07101-0105


           By Telephone


WIRE Call us to request an account application and an account number. Have your bank send your investment to The Bank of New York, with these instructions:


   * ABA# 021000018

   * DDA# 8900118407

   * the fund name


   * your account number


   * name(s) of investor(s)


   Return your application with the account number on the application.



WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* DDA# 8900118407

* the fund name

* your account number

* name(s) of investor(s)


ELECTRONIC CHECK Same as wire, but insert "111" before your 14-digit account number.


DREYFUS TELETRANSFER Request Dreyfus TeleTransfer on your application. Call us to request your transaction.

TO SELL SHARES

Write a redemption check OR write a letter of instruction that includes:

* your name(s) and signature(s)

* your account number

* the fund name

* the dollar amount you want to sell

* how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").

Mail your request to:
The Dreyfus Family of Funds


P.O. Box 55263, Boston, MA 02205-8501


WIRE Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be wired to your bank.

DREYFUS TELETRANSFER Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be sent to your bank by electronic check.

CHECK Call us to request your transaction. A check will be sent to the address of record.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

To reach Dreyfus, call toll free in the U.S.
1-800-645-6561
Outside the U.S. 516-794-5452

Make checks payable to:
THE DREYFUS FAMILY OF FUNDS

You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

12







(PAGE 12)

INSTRUCTIONS FOR REGULAR ACCOUNTS (continued)

   TO OPEN AN ACCOUNT

            Online (www.dreyfus.com)


TO ADD TO AN ACCOUNT

DREYFUS TELETRANSFER Request Dreyfus TeleTransfer on your application. Visit the Dreyfus Web site to request your transaction.

TO SELL SHARES

WIRE Visit the Dreyfus Web site to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

DREYFUS TELETRANSFER Visit the Dreyfus Web site to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

CHECK Visit the Dreyfus Web site to request your transaction. A check will be sent to the address of record.

            Automatically

WITH AN INITIAL INVESTMENT Indicate on your application which automatic service(s) you want. Return your application with your investment.

WITHOUT ANY INITIAL INVESTMENT Check the Dreyfus Step Program option on your application. Return your application, then complete the additional materials when they are sent to you.

ALL SERVICES Call us to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the forms along with any other required materials.

DREYFUS AUTOMATIC WITHDRAWAL PLAN Call us to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.

Your Investment       13







(PAGE 13)

For More Information

Dreyfus Florida Municipal
Money Market Fund
-------------------------------------
SEC file number:  811-7091

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance and lists portfolio holdings.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request to info@dreyfus.com

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from:

   SEC http://www.sec.gov

   DREYFUS http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2003 Dreyfus Service Corporation                            741P1103

------------------------------------------------------------------------------

                 DREYFUS FLORIDA MUNICIPAL MONEY MARKET FUND

                      STATEMENT OF ADDITIONAL INFORMATION

                               NOVEMBER 1, 2003

------------------------------------------------------------------------------


      This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of Dreyfus Florida Municipal Money Market Fund (the "Fund"), dated November 1, 2003, as it may be revised from time to time. To obtain a copy of the Fund's Prospectus, please write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, visit the Dreyfus.com website, or call one of the following numbers:


                        Call Toll Free 1-800-645-6561
                        In New York City - Call 1-718-895-1206
                        Outside the U.S. - Call 516-794-5452

      The Fund's most recent Annual Report and Semi-Annual Report to Shareholders are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of independent auditors appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.

                              TABLE OF CONTENTS

                                                                          PAGE


Description of the Fund....................................................B-2
Management of the Fund.....................................................B-9
Management Arrangements....................................................B-14
How to Buy Shares..........................................................B-17
Shareholder Services Plan..................................................B-20
How to Redeem Shares.......................................................B-20
Shareholder Services.......................................................B-23
Determination of Net Asset Value...........................................B-26
Dividends, Distributions and Taxes.........................................B-27
Yield Information..........................................................B-28
Portfolio Transactions.....................................................B-29
Information About the Fund.................................................B-30
Counsel and Independent Auditors...........................................B-30
Appendix A.................................................................B-31
Appendix B.................................................................B-43

                        DESCRIPTION OF THE FUND



      The Fund is a Massachusetts business trust formed on March 12, 1992. The Fund is an open-end, management investment company, known as a money market mutual fund. As a municipal money market fund, the Fund invests in debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, and certain other specified securities, the interest from which is, in the opinion of bond counsel to the issuer, exempt from Federal income tax ("Municipal Bonds").

      The Dreyfus Corporation (the "Manager") serves as the Fund's investment adviser.

      Dreyfus Service Corporation (the "Distributor") is the distributor of the Fund's shares.

CERTAIN PORTFOLIO SECURITIES

      The following information supplements and should be read in conjunction with the Fund's Prospectus.


      MUNICIPAL BONDS. As a fundamental policy, the Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in the Municipal Bonds of the State of Florida, its political subdivisions, authorities and corporations, and certain other specified securities, the interest from which is, in the opinion of bond counsel to the issuer, exempt from Federal income tax (collectively, "Florida Municipal Bonds"). The Fund will seek to invest in securities which are exempt from the Florida intangible personal property tax. To the extent acceptable Florida Municipal Bonds are at any time unavailable for investment by the Fund, the Fund will invest temporarily in other Municipal Bonds. Municipal Bonds generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal Bonds are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax exempt industrial development bonds, in most cases, are revenue bonds that do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal Bonds include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities. Municipal Bonds bear fixed, floating or variable rates of interest.


      The yields on Municipal Bonds are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the Municipal Bond market, size of a particular offering, maturity of the obligation and rating of the issue.


      Municipal Bonds include certain private activity bonds (a type of revenue bond), the income from which is subject to the alternative minimum tax (AMT). The Fund may invest without limitation in such Municipal Bonds if the Manager determines that their purchase is consistent with the Fund's investment objective.


CERTAIN TAX EXEMPT OBLIGATIONS. The Fund may purchase floating and variable rate demand notes and bonds, which are tax exempt obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amount borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Each obligation purchased by the Fund will meet the quality criteria established for the purchase of Municipal Bonds.

DERIVATIVE PRODUCTS. The Fund may purchase various derivative products whose value is tied to underlying Municipal Bonds. The Fund will purchase only those derivative products that are consistent with its investment objective and policies and comply with the quality, maturity and diversification standards of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). The principal types of derivative products are described below.

      (1) TAX EXEMPT PARTICIPATION INTERESTS. Tax exempt participation interests (such as industrial development bonds and municipal lease/purchase agreements) give the Fund an undivided interest in a Municipal Bond in the proportion that the Fund's participation interest bears to the total principal amount of the Municipal Bond. Participation interests may have fixed, floating or variable rates of interest, and are frequently backed by an irrevocable letter of credit or guarantee of a bank.

      (2) TENDER OPTION BONDS. Tender option bonds grant the holder of an option to tender an underlying Municipal Bond at par plus accrued interest at specified intervals to a financial institution that acts as a liquidity provider. The holder of a tender option bond effectively holds a demand obligation that bears interest at the prevailing short-term tax exempt rate.

      (3) CUSTODIAL RECEIPTS. In a typical custodial receipt arrangement, an issuer of a Municipal Bond deposits it with a custodian in exchange for two classes of custodial receipts. One class has the characteristics of a typical auction rate security, where at specified intervals its interest rate is adjusted and ownership changes. The other class's interest rate also is adjusted, but inversely to changes in the interest rate of the first class.


      (4) STRUCTURED NOTES. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, therefore, may not have an active trading market. When the Fund purchases a structured note, it will make a payment of principal to the counterparty. Some structured notes have a guaranteed repayment of principal while others place a portion (or all) of the principal at risk. The possibility of default by the counterparty or its credit provider may be greater for structured notes than for other types of money market instruments.

STAND-BY COMMITMENTS. The Fund may acquire "stand-by commitments" with respect to Municipal Bonds held in its portfolio. Under a stand-by commitment, the Fund obligates a broker, dealer or bank to repurchase, at the Fund's option, specified securities at a specified price and, in this respect, stand-by commitments are comparable to put options. The exercise of a stand-by commitment, therefore, is subject to the ability of the seller to make payment on demand. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The Fund may pay for stand-by commitments if such action is deemed necessary, thus increasing to a degree the cost of the underlying Municipal Bond and similarly decreasing such security's yield to investors. Gains realized in connection with stand-by commitments will be taxable.


RATINGS OF MUNICIPAL BONDS. The Fund may invest only in those Municipal Bonds which are rated in one of the two highest rating categories for debt obligations by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Fund's Board.


      The average distribution of investments (at value) in Municipal Bonds by ratings for the fiscal year ended June 30, 2003, computed on a monthly basis, was as follows:


                         Moody's             Standard &
 Fitch Ratings      Investors Service,      Poor's Ratings     Percentage
   ("Fitch")    or  Inc. ("Moody's")   or   Services ("S&P")   of Value


-----------------    -----------------     ---------------     -----------
F-1+, F-1            VMIG 1, MIG 1,        SP-1+, SP-1,          67.9%
                     P-1                   A1+, A1
AAA, AA, A           Aaa, Aa, A            AAA, AA. A            15.8%
Not Rated            Not Rated             Not Rated             16.3%1
                                                                 ----
                                                                100.0%

----------------------------
1 Included in the not rated category are securities comprising 16.3% of the Fund's market value which, while not rated, have been determined by the Manager to be of comparable quality to securities in the VMIG 1/MIG 1 rating category.

      If, subsequent to its purchase by the Fund, (a) an issue of rated Municipal Bonds ceases to be rated in the highest rating category by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization) or the Fund's Board determines that it is no longer of comparable quality or (b) the Manager becomes aware that any portfolio security not so highly rated or any unrated security has been given a rating by any rating organization below the rating organization's second highest rating category, the Fund's Board will reassess promptly whether such security presents minimal credit risk and will cause the Fund to take such action as it determines is in the best interest of the Fund and its shareholders; provided that the reassessment required by clause (b) is not required if the portfolio security is disposed of or matures within five business days of the Manager becoming aware of the new rating and the Fund's Board is subsequently notified of the Manager's actions.

      To the extent the ratings given by Moody's, S&P or Fitch (collectively, the "Rating Agencies") for Municipal Bonds may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for its investments in accordance with the investment policies described in the Fund's Prospectus and this Statement of Additional Information. The ratings of the Rating Agencies represent their opinions as to the quality of the Municipal Bonds which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings may be an initial criterion for selection of portfolio investments, the Manager also will evaluate these securities and the creditworthiness of the issuers of such securities.

      TAXABLE INVESTMENTS. From time to time, on a temporary basis other than for temporary defensive purposes (but not to exceed 20% of the value of the Fund's net assets) or for temporary defensive purposes, the Fund may invest in taxable short-term investments ("Taxable Investments") consisting of: notes of issuers having, at the time of purchase, a quality rating within the two highest grades of a Rating Agency; obligations of the U.S. Government, its agencies or instrumentalities; commercial paper rated not lower than P-2 by Moody's, A-2 by S&P or F-2 by Fitch; certificates of deposit of U.S. domestic banks, including foreign branches of domestic banks, with assets of one billion dollars or more; time deposits; bankers' acceptances and other short-term bank obligations; and repurchase agreements in respect of any of the foregoing. Dividends paid by the Fund that are attributable to income earned by the Fund from Taxable Investments will be taxable to investors. Except for temporary defensive purposes, at no time will more than 20% of the value of the Fund's net assets be invested in Taxable Investments. If the Fund purchases Taxable Investments, it will value them using the amortized cost method and comply with the provisions of Rule 2a-7 relating to purchases of taxable instruments. When the Fund has adopted a temporary defensive position, including when acceptable Florida Municipal Bonds are unavailable for investment by the Fund, in excess of 20% of the Fund's net assets may be invested in Taxable Investments. Under normal market conditions, the Fund anticipates that not more than 5% of the value of its total assets will be invested in any one category of Taxable Investments.

      ILLIQUID SECURITIES. The Fund may invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. Such securities may include securities that are not readily marketable, such as securities subject to legal or contractual restrictions on resale, and repurchase agreements providing for settlement in more than seven days after notice. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

INVESTMENT TECHNIQUES

      The following information supplements and should be read in conjunction with the Fund's Prospectus.

      BORROWING MONEY. The Fund may borrow money from banks, but only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time borrowing is made. While borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments.

      FORWARD COMMITMENTS. The Fund may purchase and sell Municipal Bonds and other securities on a forward commitment, when-issued or delayed-delivery basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a forward commitment, when-issued or delayed-delivery security are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. The Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. The Fund will segregate permissible liquid assets at least equal at all times to the amount of the Fund's purchase commitments.

      Securities purchased on a forward commitment, when-issued or delayed-delivery basis are subject to changes in value (generally changing in the same way, i.e. appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment, when-issued or delayed-delivery basis may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a forward commitment, when-issued or delayed delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis when the Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's net assets and its net asset value per share.

CERTAIN INVESTMENT CONSIDERATIONS AND RISKS

      INVESTING IN MUNICIPAL BONDS. The Fund may invest more than 25% of the value of its total assets in Municipal Bonds which are related in such a way that an economic, business or political development or change affecting one such security also would affect the other securities; for example, securities the interest upon which is paid from revenues of similar types of projects. As a result, the Fund may be subject to greater risk as compared to a fund that does not follow this practice.

      Certain municipal lease/purchase obligations in which the Fund may invest may contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease/purchase obligations are secured by the leased property, disposition of the leased property in the event of foreclosure might prove difficult. In evaluating the credit quality of a municipal lease/purchase obligation that is unrated, the Manager will consider, on an ongoing basis, a number of factors including the likelihood that the issuing municipality will discontinue appropriating funds for the leased property.

      Certain provisions in the Internal Revenue Code of 1986, as amended (the "Code"), relating to the issuance of Municipal Bonds may reduce the volume of Municipal Bonds qualifying for Federal tax exemption. One effect of these provisions could be to increase the cost of the Municipal Bonds available for purchase by the Fund and thus reduce the available yield. Shareholders should consult their tax advisers concerning the effect of these provisions on an investment in the Fund. Proposals that may restrict or eliminate the income tax exemption for interest on Municipal Bonds may be introduced in the future. If any such proposal were enacted that would reduce the availability of Municipal Bonds for investment by the Fund so as to adversely affect Fund shareholders, the Fund would reevaluate its investment objective and policies and submit possible changes in the Fund's structure to shareholders for their consideration. If legislation were enacted that would treat a type of Municipal Bond as taxable, the Fund would treat such security as a permissible Taxable Investment within the applicable limits set forth herein.


      INVESTING IN FLORIDA MUNICIPAL BONDS.   You should consider carefully
the special risks inherent in the Fund's investment in Florida Municipal Bonds. Since the Fund is concentrated in securities issued by Florida or entities within Florida, an investment in the Fund may involve greater risk than investments in certain other types of money market funds. You should review the information in "Appendix A" which provides a brief summary of special investment considerations and risk factors relating to investing in Florida Municipal Bonds.

      SIMULTANEOUS INVESTMENTS. Investment decisions for the Fund are made independently from those of the other investment companies advised by the Manager. If, however, such other investment companies desire to invest in, or dispose of, the same securities as the Fund, available investments or opportunities for sales will be allocated equitably to each investment company. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.


INVESTMENT RESTRICTIONS


      The Fund's investment objective, and its policy to invest normally at least 80% of its net assets (plus any borrowings for investment purposes) in Florida Municipal Bonds (or other investments with similar economic characteristics), are fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares In addition, the Fund has adopted investment restrictions numbered 1 through 7 as fundamental policies. Investment restrictions numbered 8 through 12 are not fundamental policies and may be changed by a vote of a majority of the Fund's Board members at any time. The Fund may not:


      1. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no such limitation on the purchase of Municipal Bonds and, for temporary defensive purposes, securities issued by banks and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

      2. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

      3. Purchase or sell real estate, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Fund from investing in Municipal Bonds secured by real estate or interests therein.

      4. Underwrite the securities of other issuers, except that the Fund may bid separately or as part of a group for the purchase of Municipal Bonds directly from an issuer for its own portfolio to take advantage of the lower purchase price available and except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

      5. Make loans to others except through the purchase of debt obligations and the entry into repurchase agreements.
      6. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent permitted under the 1940 Act.

      7.    Sell securities short or purchase securities on margin.


      8. Purchase securities other than Municipal Bonds and Taxable Investments as those terms are defined above and in the Prospectus.


      9. Invest in securities of other investment companies, except to the extent permitted under the 1940 Act.

      10. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with the purchase of securities on a when-issued or delayed-delivery basis.

      11. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid (which securities could include participation interests (including municipal lease/purchase agreements) that are not subject to the demand feature described in the Fund's Prospectus and floating and variable rate demand obligations as to which the Fund cannot exercise the demand feature described in the Fund's Prospectus on less than seven days' notice and as to which there is no secondary market) if, in the aggregate, more than 10% of its net assets would be so invested.

      12.   Invest in companies for the purpose of exercising control.

      For purposes of Investment Restriction No. 1, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry."


       If a percentage restriction is adhered to at the time of investment, a later change in such percentage resulting from a change in values or assets will not constitute a violation of such restriction.



                            MANAGEMENT OF THE FUND

      The Fund's Board is responsible for the management and supervision of the Fund and approves all significant agreements with those companies that furnish services to the Fund. These companies are as follows:

      The Dreyfus Corporation.......................  Investment Adviser
      Dreyfus Service Corporation...................  Distributor
      Dreyfus Transfer, Inc.........................  Transfer Agent
      The Bank of New York..........................  Custodian

BOARD MEMBERS OF THE FUND(2)

      Board members of the Fund, together with information as to their positions with the Fund, principal occupations and other board memberships and affiliations, are shown below:


Name  (Age)                     Principal Occupation
Position With the Fund (Since)  During Past 5 Years             Other Board Memberships and Affiliations
------------------------------  -------------------             ----------------------------------------


Joseph S. DiMartino (59)        Corporate Director and          The Muscular Dystrophy Association,
Chairman of the Board (1995)    Trustee                            DIRECTOR
                                                                Levcor International, Inc., an apparel fabric
                                                                   processor, DIRECTOR
                                                                Century Business Services, Inc., a provider of
                                                                   outsourcing functions for small and medium
                                                                   size companies, DIRECTOR
                                                                The Newark Group, a provider of a national
                                                                   market of paper recovery facilities,
                                                                   paperboard mills and paperboard converting
                                                                   plants, DIRECTOR

Gordon J. Davis (62)            Partner of the law firm of      Consolidated Edison, Inc., a utility company,
Board Member (1993)             LeBoeuf, Lamb, Greene &            DIRECTOR
                                  MacRae, LLP                   Phoenix Companies, Inc., a life insurance
                                President, Lincoln Center for      company, DIRECTOR
                                  the Performing Arts, Inc.     Board Member/Trustee for several not-
                                  (2001)                           for-profit groups

David P. Feldman (63)           Corporate Director and          BBH Mutual Funds Group (11 funds), DIRECTOR
Board Member (1991)               Trustee                       The Jeffrey Company, a private investment
                                                                   company, DIRECTOR
                                                                QMED, a medical device company, DIRECTOR

Lynn Martin (63)                Advisor to the international    SBC Communications, Inc., DIRECTOR
Board Member (1994)               accounting firm of Deloitte   Ryder System, Inc., a supply chain and
                                  & Touche, LLP and Chair to       transportation management company,
                                  its Council for the              DIRECTOR
                                  Advancement of Women          The Procter & Gamble Co., a consumer
                                                                   products company, DIRECTOR
                                                                Constellation Energy Group, DIRECTOR
                                                                Member of the Council of Foreign Relations

Daniel Rose (73)                Chairman and Chief Executive    Harlem Educational Activities Fund,
Board Member (1992)               Officer of Rose Associates       Inc., CHAIRMAN
                                  Inc., a New York based real   Baltic-American Enterprise, VICE
                                  estate development and           CHAIRMAN AND DIRECTOR
                                  management firm               Housing Committee of the Real Estate Board
                                                                   of New York, Inc., DIRECTOR

Sander Vanocur (75)             President of Old Owl            None
Board Member (1992)               Communications

Philip L. Toia (70),            Retired                         None
Board Member  (1997)

Anne Wexler (73)                Chairman of the Wexler Group,   Wilshire Mutual Funds (5 funds), DIRECTOR
Board Member (1994)               consultants specializing in   Methanex Corporation, a methanol producing
                                  government relations and         company, DIRECTOR
                                  public affairs                Member of the Council of Foreign Relations
                                                                Member of the National Park Foundation


-----------------------
2     None of the Board members are "interested persons" of the Fund, as defined in the 1940 Act.


      Board members are elected to serve for an indefinite term. The Fund has standing audit, nominating and compensation committees, each comprised of its Board members who are not "interested persons" of the Fund, as defined in the 1940 Act. The function of the audit committee is to oversee the Fund's financial and reporting policies and certain internal control matters; the function of the nominating committee is to select and nominate all candidates who are not "interested persons" of the Fund for election to the Fund's Board; and the function of the compensation committee is to establish the appropriate compensation for serving on the Board. The nominating committee does not normally consider nominees recommended by shareholders. The Fund also has a standing pricing committee comprised of any one Board member. The function of the pricing committee is to assist in valuing the Fund's investments. The Fund's audit committee met four times and its nominating, compensation and pricing committees did not meet during the fiscal year ended June 30, 2003.

      The table below indicates the dollar range of each Board member's ownership of Fund shares and shares of other funds in the Dreyfus Family of Funds for which he or she is a Board member, in each case as of December 31, 2002.

                                                    Aggregate Holding of
                                                    Funds in the Dreyfus
Name of Board Member             The Fund           Family of Funds
---------------------            --------           --------------------


Joseph S. DiMartino                None            Over $100,000


Gordon J. Davis                    None            $1 - $10,000

David P. Feldman                   None            $50,001 - $100,000


Lynn Martin                        None            None

Daniel Rose                        None            None


Sander Vanocur                     None            $1 - $10,000


Philip L. Toia                     None            $1 - $10,000


Anne Wexler                        None            $50,001 - $100,000

      As of December 31, 2002, none of the Board members or their immediate family members owned securities of the Manager, the Distributor or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

      Typically, the Fund pays its Board members its allocated portion of an annual retainer of $30,000 and a per meeting fee of $4,000 (with a minimum $500 per meeting and per telephone meeting) attended for the Fund and eight other funds (comprised of eleven portfolios) in the Dreyfus Family of Funds, and reimburses them for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members are entitled to receive an annual retainer and a per meeting attended fee of one-half the amount paid to them as Board members. The aggregate amount of compensation paid to each Board member by the Fund for the fiscal year ended June 30, 2003, and by all funds in the Dreyfus Family of Funds for which such person was a Board member (the number of portfolios of such funds is set forth in parenthesis next to each Board member's total compensation) for the year ended December 31, 2002, was as follows:

                               Aggregate           Total Compensation From
Name of Board              Compensation From    the Fund and Fund Complex Paid
      Member                   the Fund*            to Board Member (**)
-----------------          ------------------   -------------------------------

Gordon J. Davis                  $5,324                 $102,000 (26)
Joseph S. DiMartino              $6,654                 $815,938 (189)
David P. Feldman                 $5,324                 $167,000 (51)
Lynn Martin                      $5,324                  $50,500 (11)
Eugene McCarthy ***               $500                    $9,500 (11)
Daniel Rose                      $5,324                  $80,500 (24)
Philip L. Toia                   $5,324                  $50,500 (11)
Sander Vanocur                   $5,324                  $96,500 (24)
Anne Wexler                      $4,904                  $80,000 (29)
-------------------------------
* Amount does not include reimbursed expenses for attending Board meetings, which amounted to $4,882 for all Board members as a group.

** Represents the number of separate portfolios comprising the investment companies in the Fund Complex, including the Fund, for which the Board member serves.
***   Emeritus Board member as of March 29, 1996.


OFFICERS OF THE FUND


STEPHEN E. CANTER, PRESIDENT SINCE MARCH 2000.   Chairman of the Board, Chief
      Executive Officer and Chief Operating Officer of the Manager, and an officer of 95 investment companies (comprised of 188 portfolios) managed by the Manager. Mr. Canter also a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 58 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, ON NOVEMBER 4, 2002, EXECUTIVE VICE PRESIDENT.  Chief
      Investment Officer, Vice Chairman and a director of the Manager, and an officer of 95 investment companies (comprised of 188 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 49 years old and has been an employee of the Manager since January 2000. Prior to joining the Manager, he served as an Executive Vice President - Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.

MARK N. JACOBS, VICE PRESIDENT SINCE MARCH 2000.  Executive Vice President,
      Secretary and General Counsel of the Manager, and an officer of 96 investment companies (comprised of 204 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since June 1977.

JAMES WINDELS, TREASURER SINCE NOVEMBER 2001.  Director - Mutual Fund
      Accounting of the Manager, and an officer of 96 investment companies (comprised of 204 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since April 1985.

MICHAEL A. ROSENBERG,  SECRETARY SINCE MARCH 2000.   Associate General
      Counsel of the Manager, and an officer of 93 investment companies (comprised of 197 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since October 1991.

STEVEN F. NEWMAN, ASSISTANT SECRETARY SINCE MARCH 2000.   Associate General
      Counsel and Assistant Secretary of the Manager, and an officer of 96 investment companies (comprised of 204 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since July 1980.

ROBERT S. ROBOL, ASSISTANT TREASURER SINCE AUGUST 2003.  Senior Accounting
      Manager - Money Market Funds of the Manager, and an officer of 37 investment companies (comprised of 78 portfolios) managed by the Manager. He is 39 years old and has been employee of the Manager since October 1988.

KENNETH J. SANDGREN, ASSISTANT TREASURER SINCE NOVEMBER 2001.  Mutual Funds
      Tax Director of the Manager, and an officer of 96 investment companies (comprised of 204 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since June 1993.

WILLIAM GERMENIS, ANTI-MONEY LAUNDERING COMPLIANCE OFFICER SINCE OCTOBER
      2002. Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 91 investment companies (comprised of 199 portfolios) managed by the Manager. He is 32 years old and has been an employee of the Distributor since October 1998. Prior to joining the Distributor, he was a Vice President of Compliance at Data Center, Inc.


      The address of each Board member and officer of the Fund is 200 Park Avenue, New York, New York 10166.


      The Fund's Board members and officers, as a group, owned of record less than 1% of the Fund's shares outstanding on October 7, 2003.

      The following shareholders owned of record 5% or more of the Fund's shares outstanding on October 7, 2003:


                                    Percent of Total
Name and Address                    Shares Outstanding


Robert W. Baird & Co.                     55.1840%
Omnibus Account for the Exclusive
Benefit of Customers
P.O. Box 672
Milwaukee, WI  53201-0672



      A shareholder who beneficially owns, directly or indirectly, more than 25% of the Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund.


                           MANAGEMENT ARRANGEMENTS

      INVESTMENT ADVISER. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon is a global financial holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets.

      The Manager provides management services pursuant to a Management Agreement (the "Agreement") between the Fund and the Manager. The Agreement is subject to annual approval by (i) the Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Fund's Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable without penalty, on 60 days' notice, by the Fund's Board or by vote of the holders of a majority of the Fund's shares, or, on not less than 90 days' notice, by the Manager. The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).


      In approving the current Agreement, the Fund's Board considered a number of factors, including the nature and quality of the services provided by the Manager; the investment philosophy and investment approach as applied to the Fund by the Manager; the investment management expertise of the Manager in respect of the Fund's investment strategies; the personnel, resources and experience of the Manager; the Fund's performance history and the management fees paid to the Manager relative to those of mutual funds with similar investment objectives, strategies and restrictions; the Manager's costs of providing services under the Agreement; and ancillary benefits the Manager may receive from its relationship with the Fund.

      The following persons are officers and/or directors of the Manager:
Stephen E. Canter, Chairman of the Board, Chief Executive Officer and Chief Operating Officer; Michael G. Millard, President and a director; Stephen R. Byers, Chief Investment Officer, Vice Chairman and a director; J. Charles Cardona, Vice Chairman and a director; Lawrence S. Kash, Vice Chairman; J. David Officer, Vice Chairman and a director; Ronald P. O'Hanley III, Vice Chairman and a director; Diane P. Durnin, Executive Vice President; Mark N. Jacobs, Executive Vice President, General Counsel and Secretary; Patrice M. Kozlowski, Senior Vice President-Corporate Communications; Mary Beth Leibig, Vice President-Human Resources; Angela E. Price, Vice President; Theodore A. Schachar, Vice President-Tax; Wendy H. Strutt, Vice President; Ray Van Cott, Vice President-Information Systems; William H. Maresca, Controller; James Bitetto, Assistant Secretary; Steven F. Newman, Assistant Secretary; Steven
G. Elliott, David F. Lamere, Martin G. McGuinn and Richard W. Sabo, directors.


      The Manager manages the Fund's portfolio of investments in accordance with the stated policies of the Fund, subject to the approval of the Fund's Board. The Manager is responsible for investment decisions, and provides the Fund with portfolio managers who are authorized by the Board to execute purchases and sales of securities. The Fund's portfolio managers are Joseph Irace, Joseph P. Darcy, A. Paul Disdier, W. Michael Petty, James Welch, Monica S. Wieboldt, Scott Sprauer and Colleen Meehan. The Manager also maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for the Fund and for other funds advised by the Manager.

      The Manager's Code of Ethics subjects its employees' personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund advised by the Manager. In that regard, portfolio managers and other investment personnel of the Manager must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code of Ethics and are also subject to the oversight of Mellon's Investment Ethics Committee. Portfolio managers and other investment personnel of the Manager who comply with the preclearance and disclosure procedures of the Code of Ethics and the requirements of the Committee, may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.

      The Manager maintains office facilities on behalf of the Fund, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Fund. The Manager may pay the Distributor for shareholder services from the Manager's own assets, including past profits but not including the management fee paid by the Fund. The Distributor may use part or all of such payments to pay securities dealers, banks or other financial institutions in respect of these services. The Manager also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.


      All expenses incurred in the operation of the Fund are borne by the Fund, except to the extent specifically assumed by the Manager. The expenses borne by the Fund include, without limitation: taxes, interest, brokerage fees and commissions, if any, fees of Board members who are not officers, directors or employees or holders of 5% or more of the outstanding voting securities of the Manager, Securities and Exchange Commission fees and state Blue Sky qualification fees, advisory fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of independent pricing services, costs of maintaining the Fund's existence, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, costs of shareholders' reports and meetings, and any extraordinary expenses.

      As compensation for the Manager's services, the Fund has agreed to pay the Manager a monthly management fee at the annual rate of 0.50% of the value of the Fund's average daily net assets. All fees and expenses are accrued daily and deducted before declaration of dividends to investors. For the fiscal years ended June 30, 2001, 2002 and 2003 the management fees payable by the Fund amounted to $1,145,809, $1,193,595 and $1,323,554, respectively, which amounts were reduced by $90,676, $82,971 and $91,224, respectively, pursuant to undertakings in effect, resulting in net fees paid of $1,055,133 in fiscal 2001, $1,110,624 in fiscal 2002 and $1,232,330 in fiscal 2003.


      The Manager has agreed that, if in any fiscal year, the aggregate expenses of the Fund, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, but including the management fee, the Fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense. Such deduction or payment, if any, will be estimated daily, and reconciled and effected or paid, as the case may be, on a monthly basis.

      The aggregate of the fees payable to the Manager is not subject to reduction as the value of the Fund's net assets increases.

      DISTRIBUTOR. The Distributor, a wholly-owned subsidiary of the Manager located at 200 Park Avenue, New York, New York 10166, serves as the Fund's distributor on a best efforts basis pursuant to an agreement with the Fund which is renewable annually.

      TRANSFER AND DIVIDEND DISBURSING AGENT AND CUSTODIAN. Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of the Manager, at 200 Park Avenue, New York, New York 10166, is the Fund's transfer and dividend disbursing agent. Under a transfer agency agreement with the Fund, the Transfer Agent arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses.

      The Bank of New York (the "Custodian"), 100 Church Street, New York, New York 10286, is the Fund's custodian. The Custodian has no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. Under a custody agreement with the Fund, the Custodian holds the Fund's securities and keeps all necessary accounts and records. For its custody services, the Custodian receives a monthly fee based on the market value of the Fund's assets held in custody and receives certain securities transactions charges.

                              HOW TO BUY SHARES

      GENERAL. Fund shares are sold without a sales charge. You may be charged a fee if you effect transactions in Fund shares through a securities dealer, bank or other financial institution. Share certificates are issued only upon your written request. No certificates are issued for fractional shares. It is not recommended that the Fund be used as a vehicle for Keogh, IRA or other qualified retirement plans. The Fund reserves the right to reject any purchase order.


      The minimum initial investment is $2,500, or $1,000 if you are a client of a securities dealer, bank or other financial institution which maintains an omnibus account in the Fund and has made an aggregate minimum initial purchase for its customers of $2,500. Subsequent investments must be at least $100. The initial investment must be accompanied by the Account Application. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries, directors of the Manager, Board members of a fund advised by the Manager, including members of the Fund's Board, or the spouse or minor child of any of the foregoing, the minimum initial investment is $1,000. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries who elect to have a portion of their pay directly deposited into their Fund accounts, the minimum initial investment is $50. Fund shares are offered without regard to the minimum initial investment requirements to Board members of a fund advised by the Manager, including members of the Fund's Board, who elect to have all or a portion of their compensation for serving in that capacity automatically invested in the Fund. The Fund reserves the right to vary the initial and subsequent investment minimum requirements at any time.


      Fund shares also are offered without regard to the minimum initial investment requirements through Dreyfus-AUTOMATIC Asset Builder(R), Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan pursuant to the Dreyfus Step Program described under "Shareholder Services." These services enable you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect you against loss in a declining market.

      Shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form and Federal Funds (monies of member banks within the Federal Reserve System which are held on deposit at a Federal Reserve Bank) are received by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund. If you do not remit Federal Funds, your payment must be converted into Federal Funds. This usually occurs within one business day of receipt of a bank wire or within two business days of receipt of a check drawn on a member bank of the Federal Reserve System. Checks drawn on banks which are not members of the Federal Reserve System may take considerably longer to convert into Federal Funds. Prior to receipt of Federal Funds, your money will not be invested.


      Net asset value per share is determined as of 12:00 Noon, Eastern time, on each day the New York Stock Exchange is open for regular business. Net asset value per share is computed by dividing the value of the Fund's net assets (i.e., the value of its assets less liabilities) by the total number of shares outstanding. The Fund also may process purchase and sale orders and calculate its net assets value on days that the Fund's primary trading markets are open and the Fund's management determines to do so. See "Determination of Net Asset Value."


      If your payments are received in or converted into Federal Funds by 12:00 Noon, Eastern time, by the Transfer Agent, you will receive the dividend declared that day. If your payments are received in or converted into Federal Funds after 12:00 Noon, Eastern time, by the Transfer Agent, you will begin to accrue dividends on the following business day.


      Qualified institutions may place telephone orders for the purchase of Fund shares. These orders will become effective at the price determined at 12:00 Noon, Eastern time, and the shares purchased will receive the dividend on Fund shares declared on that day, if the telephone order is placed by 12:00 Noon, Eastern time, and Federal Funds are received by 4:00 p.m., Eastern time, on that day.


      USING FEDERAL FUNDS. The Transfer Agent or the Fund may attempt to notify you upon receipt of checks drawn on banks that are not members of the Federal Reserve System as to the possible delay in conversion into Federal Funds and may attempt to arrange for a better means of transmitting the money. If you are a customer of a securities dealer, bank or other financial institution and your order to purchase Fund shares is paid for other than in Federal Funds, the securities dealer, bank or other financial institution, acting on behalf of its customer, will complete the conversion into, or itself advance, Federal Funds generally on the business day following receipt of your order. The order is effective only when so converted and received by the Transfer Agent. An order for the purchase of Fund shares placed by you with sufficient Federal Funds or cash balance in your brokerage account with a securities dealer, bank or other financial institution will become effective on the day that the order, including Federal Funds, is received by the Transfer Agent.


      DREYFUS TELETRANSFER PRIVILEGE. You may purchase shares by telephone or online if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account.
Only a bank account maintained in a domestic financial institution which is an Automated Clearing House ("ACH") member may be so designated.

      Dreyfus TELETRANSFER purchase orders may be made at any time. Purchase orders received by 4:00 p.m., Eastern time, on any day the Transfer Agent and the New York Stock Exchange are open for regular business will be credited to the shareholder's Fund account on the next bank business day following such purchase order. Purchase orders made after 4:00 p.m., Eastern time, on any day the Transfer Agent and the New York Stock Exchange are open for regular business, or orders made on Saturday, Sunday or any Fund holiday (e.g., when the New York Stock Exchange is not open for business), will be credited to the shareholder's Fund account on the second bank business day following such purchase order. To qualify to use the Dreyfus TELETRANSFER Privilege, the initial payment for purchase of Fund shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be sent to an account at any other bank, the request must be in writing and signature-guaranteed. See "How to Redeem Shares--Dreyfus TELETRANSFER Privilege."


      TRANSACTIONS THROUGH SECURITIES DEALERS. Fund shares may be purchased and redeemed through securities dealers which may charge a fee for such services. Some dealers will place the Fund's shares in an account with their firm. Dealers also may require that the customer invest more than the $1,000 minimum investment; the customer not take physical delivery of stock certificates; the customer not request redemption checks to be issued in the customer's name; fractional shares not be purchased; monthly income distributions be taken in cash; or other conditions.

      There is no sales or service charge by the Fund or the Distributor, although investment dealers, banks and other institutions may make reasonable charges to investors for their services. The services provided and the applicable fees are established by each dealer or other institution acting independently of the Fund. The Fund has been given to understand that these fees may be charged for customer services including, but not limited to, same-day investment of client funds; same-day access to client funds; advice to customers about the status of their accounts, yield currently being paid or income earned to date; provision of periodic account statements showing security and money market positions; other services available from the dealer, bank or other institution; and assistance with inquiries related to their investment. Any such fees will be deducted from the investor's account monthly and on smaller accounts could constitute a substantial portion of the distribution. Small, inactive, long-term accounts involving monthly service charges may not be in the best interest of investors. Investors should be aware that they may purchase shares of the Fund directly from the Fund without imposition of any maintenance or service charges, other than those already described herein.

      REOPENING AN ACCOUNT. You may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.

                          SHAREHOLDER SERVICES PLAN

      The Fund has adopted a Shareholder Services Plan (the "Plan") pursuant to which the Fund reimburses the Distributor an amount not to exceed an annual rate of 0.25% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts.

      A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Board
for its review.   In addition, the Plan provides that material amendments
must be approved by the Fund's Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreements entered into in connection with the Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The Plan is subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Plan. The Plan is terminable at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Plan or in any agreements entered into in connection with the Plan.


      During the fiscal year ended June 30, 2003, the Fund paid $139,538 under the Plan.


                             HOW TO REDEEM SHARES


      GENERAL. The Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission. However, if you have purchased Fund shares by check, by Dreyfus TELETRANSFER Privilege or through Dreyfus-AUTOMATIC Asset Builder(R) and subsequently submit a written redemption request to the Transfer Agent, the Fund may delay redemption of such shares, and the redemption proceeds may not be transmitted to you, for up to eight business days after the purchase of such shares. In addition, the Fund will not honor redemption checks under the Checkwriting Privilege, and will reject requests to redeem shares by wire or telephone, online or pursuant to the Dreyfus TELETRANSFER Privilege, for a period of up to eight business days after receipt by the Transfer Agent of the purchase check, the Dreyfus TELETRANSFER purchase or the Dreyfus-Automatic Asset Builder order against which such redemption is requested. These procedures will not apply if your shares were purchased by wire payment, or if you otherwise have sufficient collected balance in your account to cover the redemption request. Prior to the time any redemption is effective, dividends on such shares will accrue and be payable, and you will be entitled to exercise all other rights of beneficial ownership. Fund shares may not be redeemed until the Transfer Agent has received your Account Application.


      CHECKWRITING PRIVILEGE. The Fund provides redemption checks ("Checks") automatically upon opening an account, unless you specifically refuse the Checkwriting Privilege by checking the applicable "No" box on the Account Application. The Checkwriting Privilege may be established for an existing account by a separate signed Shareholder Services Form. Checks will be sent only to the registered owner(s) of the account and only to the address of record. The Account Application or Shareholder Services Form must be manually signed by the registered owner(s). Checks as drawn on your Fund account and may be made payable to the order of any person in an amount of $500 or more. When a Check is presented to the Transfer Agent for payment, the Transfer Agent, as your agent, will cause the Fund to redeem a sufficient number of full and fractional shares in the investor's account to cover the amount of the Check. Dividends are earned until the Check clears. After clearance, a copy of the Check will be returned to you. You generally will be subject to the same rules and regulations that apply to checking accounts, although election of this Privilege creates only a shareholder-transfer agent relationship with the Transfer Agent.

      You should date your Checks with the current date when you write them. Please do not postdate your Checks. If you do, the Transfer Agent will honor, upon presentment, even if presented before the date of the Check, all postdated Checks which are dated within six months of presentment for payment, if they are otherwise in good order.

      The Transfer Agent will impose a fee for stopping payment of a Check upon your request or if the Transfer Agent cannot honor a Check due to insufficient funds or other valid reason. If the amount of the Check is greater than the value of the shares in your account, the Check will be returned marked insufficient funds. Checks should not be used to close an account.


      WIRE REDEMPTION PRIVILEGE. By using this Privilege, you authorize the Transfer Agent to act on telephone, letter or online redemption instructions from any person representing himself or herself to be you and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Fund will initiate payment for shares redeemed pursuant to this Privilege on the same business day if the Transfer Agent receives the redemption request in proper form prior to 12:00 Noon, Eastern time, on such day; otherwise, the Fund will initiate payment on the next business day. Redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by you on the Account Application or Shareholder Services Form, or to a correspondent bank if your bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and borne by the investor. Immediate notification by the correspondent bank to your bank is necessary to avoid a delay in crediting the funds to your bank account.


      To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under "Share Certificates; Signatures."


      DREYFUS TELETRANSFER PRIVILEGE. You may request by telephone or online that redemption proceeds be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. You should be aware that if you have selected the Dreyfus TELETRANSFER Privilege, any request for a wire redemption will be effected through the ACH system unless more prompt transmittal specifically is requested. Redemption proceeds will be on deposit in the your account at an ACH member bank ordinarily two business days after receipt of the redemption request. See "How to Buy Shares--Dreyfus TELETRANSFER Privilege."


      SHARE CERTIFICATES; SIGNATURES. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfers Agents Medallion Program and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call the telephone number listed on the cover.

      REDEMPTION COMMITMENT. The Fund has committed itself to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. In the case of requests for redemption in excess of such amount, the Fund's Board reserves the right to make payments in whole or in part in securities or other assets of the Fund in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's portfolio is valued. If the recipient sold such securities, brokerage charges might be incurred.

      SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the Fund's shareholders.


                             SHAREHOLDER SERVICES

      FUND EXCHANGES. You may purchase, in exchange for shares of the Fund, shares of certain other funds managed or administered by the Manager or shares of certain funds advised by Founders Asset Management LLC ("Founders"), an affiliate of the Manager, to the extent such shares are offered for sale in your state of residence. Shares of other funds purchased by exchange will be purchased on the basis of relative net asset value per share as follows:

      A. Exchanges for shares of funds offered without a sales load will be made without a sales load.

      B. Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

      C. Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.


      D. Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load and additional shares acquired through reinvestment of dividends or distributions of any such funds (collectively referred to herein as "Purchased Shares") may be exchanged for shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference may be deducted.


      To accomplish an exchange or transfer under item D above, shareholders must notify the Transfer Agent of their prior ownership of fund shares and their account number.


      To request an exchange, you must give exchange instructions to the Transfer Agent in writing, by telephone or online. The ability to issue exchange instructions by telephone or online is given to all Fund shareholders automatically, unless you check the applicable "No" box on the Account Application, indicating that you specifically refuse this privilege.
By using this privilege, you authorize the Transfer Agent to act on telephonic and online instructions (including over the Dreyfus Express(R) voice response telephone system) from any person representing himself or herself to be you and reasonably believed by the Transfer Agent to be genuine.
Exchanges may be subject to limitations as to the amount involved or the number of exchanges permitted. Shares issued in certificate form may not be exchanged by telephone or online. No fees currently are charged shareholders directly in connection with exchanges, although the Fund reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the Securities and Exchange Commission.


      To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made.



      DREYFUS AUTO-EXCHANGE PRIVILEGE. Dreyfus Auto-Exchange Privilege permits you to purchase (on a semi-monthly, monthly, quarterly or annual basis), in exchange for shares of the Fund, shares of another fund in the Dreyfus Family of Funds or shares of a fund advised by Founders of which you are a shareholder. This Privilege is available only for existing accounts. Shares will be exchanged on the basis of relative net asset value as described above under "Fund Exchanges." Enrollment in or modification or cancellation of this Privilege is effective three business days following
notification by you.    You will be notified if your account falls below the
amount designated to be exchanged under this Privilege. In this case, your account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares held under IRA and other retirement plans are eligible for this Privilege. Exchanges of IRA shares may be made between IRA accounts from regular accounts to IRA accounts, but not from IRA accounts to regular accounts.
With respect to all other retirement accounts, exchanges may be made only among those accounts.

      Fund Exchanges and the Dreyfus Auto-Exchange Privilege are available to shareholders resident in any state in which shares of the fund being acquired may legally be sold. Shares may be exchanged only between accounts having certain identical identifying designations.

      Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-645-6561, or visiting the Dreyfus.com website. The Fund reserves the right to reject any exchange request in whole or in part. The Fund Exchanges service or the Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.


      DREYFUS-AUTOMATIC ASSET BUILDER(R). Dreyfus-AUTOMATIC Asset Builder permits you to purchase Fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.

      DREYFUS GOVERNMENT DIRECT DEPOSIT PRIVILEGE. Dreyfus Government Direct Deposit Privilege enables you to purchase Fund shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security, or certain veterans', military or other payments from the U.S. Government automatically deposited into your Fund account. You may deposit as much of such payments as you elect.

      DREYFUS PAYROLL SAVINGS PLAN. Dreyfus Payroll Savings Plan permits you to purchase Fund shares (minimum of $100 per transaction) automatically on a regular basis. Depending upon your employer's direct deposit program, you may have part or all of your paycheck transferred to your existing Dreyfus account electronically through the Automated Clearing House system at each pay period. To establish a Dreyfus Payroll Savings Plan account, you must file an authorization form with your employer's payroll department. It is the sole responsibility of your employer to arrange for transactions under the Dreyfus Payroll Savings Plan.

      DREYFUS STEP PROGRAM. Dreyfus Step Program enables you to purchase Fund shares without regard to the Fund's minimum initial investment requirements through Dreyfus-AUTOMATIC Asset Builder(R), Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan. To establish a Dreyfus Step Program account, you must supply the necessary information on the Account Application and file the required authorization form(s) with the Transfer Agent. For more information concerning this Program, or to request the necessary authorization form(s), please call toll free 1-800-782-6620. You may terminate your participation in this Program at any time by discontinuing your participation in Dreyfus-AUTOMATIC Asset Builder, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan, as the case may be, as provided under the terms of such Privilege(s). The Fund may modify or terminate this Program at any time.

      DREYFUS DIVIDEND OPTIONS. Dreyfus Dividend Sweep allows you to invest automatically your dividends or dividends and capital gain distributions, if any, from the Fund in shares of another fund in the Dreyfus Family of Funds or shares of a fund advised by Founders of which you are a shareholder. Shares of other funds purchased pursuant to this privilege will be purchased on the basis of relative net asset value per share as follows:

      A. Dividends and distributions paid by a fund may be invested without a sales load in shares of other funds offered without a sales load.


      B. Dividends and distributions paid by a fund that does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.

      C. Dividends and distributions paid by a fund that charges a sales load may be invested in shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or distributions are being swept (without giving effect to any reduced loads), the difference may be deducted.


      D. Dividends and distributions paid by a fund may be invested in shares of other funds that impose a contingent deferred sales charge ("CDSC") and the applicable CDSC, if any, will be imposed upon redemption of such shares.

      Dreyfus Dividend ACH permits you to transfer electronically dividends or dividends and capital gain distributions, if any, from the Fund to a designated bank account. Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated. Banks may charge a fee for this service.

      AUTOMATIC WITHDRAWAL PLAN. The Automatic Withdrawal Plan permits you to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis if you have a $5,000 minimum account.
Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and distributions, your shares will be reduced and eventually may be depleted. Automatic Withdrawal may be terminated at any time by you, the Fund or the Transfer Agent. Shares for which certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.

                       DETERMINATION OF NET ASSET VALUE

      AMORTIZED COST PRICING. The valuation of the Fund's portfolio securities is based upon their amortized cost which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

      The Fund's Board has established, as a particular responsibility within the overall duty of care owed to the Fund's investors, procedures reasonably designed to stabilize the Fund's price per share as computed for purposes of purchases and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board, at such intervals as it deems appropriate, to determine whether the Fund's net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. Market quotations and market equivalents used in such review are obtained from an independent pricing service ("Service") approved by the Board. The Service values the Fund's investments based on methods which include consideration of: yields or prices of municipal bonds of comparable quality, coupon, maturity and type; indications of values from dealers; and general market conditions. The Service also may employ electronic data processing techniques and/or a matrix system to determine valuations.

      The extent of any deviation between the Fund's net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Board. If such deviation exceeds 1/2 of 1%, the Board will consider what actions, if any, will be initiated. In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations or market equivalents.

      NEW YORK STOCK EXCHANGE CLOSINGS. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.


                      DIVIDENDS, DISTRIBUTIONS AND TAXES


      Management believes that the Fund qualified as a "regulated investment company" under the Code for the fiscal year ended June 30, 2003. The Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. As a regulated investment company, the Fund will pay no Federal income tax on net investment income and net realized capital gains to the extent that such income and gains are distributed to shareholders in accordance with applicable provisions of the Code. To qualify as a regulated investment company, the Fund must pay out to its shareholders at least 90% of its net income (consisting of net investment income from tax exempt obligations and taxable obligations, if any, and net short-term capital gains), and must meet certain asset diversification and other requirements. If the Fund does not qualify as a regulated investment company, it will be treated for tax purposes as an ordinary corporation subject to Federal income tax. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.


      The Fund ordinarily declares dividends from net investment income on each day the New York Stock Exchange is open for regular business. The Fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the preceding business day. Dividends usually are paid on the last calendar day of each month and are automatically reinvested in additional Fund shares at net asset value or, at your option, paid in cash. If you redeem all shares in your account at any time during the month, all dividends to which you are entitled will be paid to you along with the proceeds of the redemption. If you are an omnibus accountholder and indicate in a partial redemption request that a portion of any accrued dividends to which such account is entitled belongs to an underlying accountholder who has redeemed all shares in his or her account, such portion of the accrued dividends will be paid to you along with the proceeds of the redemption.

      If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to the Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional Fund shares at net asset value. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


      If, at the close of each quarter of its taxable year, at least 50% of the value of a Fund's total assets consists of Federal tax exempt obligations, the Fund may designate and pay Federal exempt-interest dividends from interest earned on all such tax exempt obligations. Such exempt-interest dividends may be excluded by shareholders of the Fund from their gross income for Federal income tax purposes. Dividends derived from Taxable Investments, together with distributions from any net realized short-term securities gains, generally are taxable as ordinary income for Federal income tax purposes whether or not reinvested. Distributions from net realized long-term securities gains generally are taxable as long-term capital gains to a shareholder who is a citizen or resident of the United States, whether or not reinvested and regardless of the length of time the shareholder has held his or her shares.


      Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gains or losses. However, all or a portion of any gains realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income. In addition, all or a portion of the gain realized from engaging in "conversion transactions" (generally including certain transactions designed to convert ordinary income into capital gain) may be treated as ordinary income.

      Dividends or distributions by the Fund to a Florida individual resident are not taxable by Florida. However, Florida imposes an intangible personal property tax on shares of the Fund owned by a Florida resident on January 1 of each year unless such shares qualify for an exemption from the tax.

      The Fund has received a Technical Assistance Advisement from the State of Florida, Department of Revenue, to the effect that Fund shares owned by a Florida resident will be exempt from the intangible personal property tax so long as the Fund portfolio includes only assets, such as notes, bonds, and other obligations issued by the State of Florida or its municipalities, counties, and other taxing districts, the United States Government, and its agencies, Puerto Rico, Guam, and the U.S. Virgin Islands, and other assets which are exempt from that tax.

      Dividends qualifying as exempt-interest dividends for Federal income tax purposes as well as other Federally taxable dividends and distributions that are distributed by the Fund to entities taxed as corporations under Florida law may not be exempt from the Florida corporate income tax.

                              YIELD INFORMATION


      For the seven-day period ended June 30, 2003, the Fund's yield was 0.58% and effective yield was 0.58%. These yields reflect the then current absorption of certain Fund expenses by the Manager and the waiver of a portion of the management fee, without which the Fund's yield and effective yield for the seven-day period ended June 30, 2003 would have been 0.55%, respectively. Yield is computed in accordance with a standardized method which involves determining the net change in the value of a hypothetical pre-existing Fund account having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares and fees that may be charged to shareholder accounts, in proportion to the length of the base period and the Fund's average account size, but does not include realized gains and losses or unrealized appreciation and depreciation. Effective yield is computed by adding 1 to the base period return (calculated as described above), raising that sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

      Based upon a Federal personal income tax rate of 35.0%, the Fund's tax equivalent yield for the seven-day period ended June 30, 2003 was 0.89%. Without the expense absorption and the waiver of a portion of the management fee, the Fund's tax equivalent yield for the seven-day period ended June 30, 2003 would have been 0.85%. Tax equivalent yield is computed by dividing that portion of the yield or effective yield (calculated as described above) which is tax exempt by 1 minus a stated tax rate and adding the quotient to that portion, if any, of the yield of the Fund that is not tax exempt.


      Yields will fluctuate and are not necessarily representative of future results. Investors should remember that yield is a function of the type and quality of the instruments in the portfolio, portfolio maturity and operating expenses. An investor's principal in the Fund is not guaranteed. See "Determination of Net Asset Value" for a discussion of the manner in which the Fund's price per share is determined.

      From time to time, the Fund may use hypothetical tax equivalent yields or charts in its advertising. These hypothetical yields or charts will be used for illustrative purposes only and are not indicative of the Fund's past or future performance. Advertising material for the Fund may include biographical information relating to its portfolio managers and may refer to, or include, commentary by a portfolio manager relating to investment strategy, asset growth, current or past business, political, economic or financial conditions and other matters of general interest to investors.


                            PORTFOLIO TRANSACTIONS

      Portfolio securities ordinarily are purchased from and sold to parties acting as either principal or agent. Newly-issued securities ordinarily are purchased directly from the issuer or from an underwriter; other purchases and sales usually are placed with those dealers from which it appears that the best price or execution will be obtained. Usually no brokerage commissions, as such, are paid by the Fund for such purchase and sales, although the price paid usually includes an undisclosed compensation to the dealer acting as agent. The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of after-market securities from dealers ordinarily are executed at a price between the bid and asked price. No brokerage commissions have been paid by the Fund to date.

      Transactions are allocated to various dealers by the Fund's portfolio managers in their best judgment. The primary consideration is prompt and effective execution of orders at the most favorable price. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable the Manager to supplement its own research and analysis with the views and information of other securities firms and may be selected based upon their sales of shares of the Fund or other funds managed, advised or administered by the Manager or its affiliates.

      Research services furnished by brokers through which the Fund effects securities transactions may be used by the Manager in advising other funds it advises and, conversely, research services furnished to the Manager by brokers in connection with other funds the Manager advises may be used by the Manager in advising the Fund. Although it is not possible to place a dollar value on these services, it is the opinion of the Manager that the receipt and study of such services should not reduce the overall expenses of its research department.



                          INFORMATION ABOUT THE FUND


      Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Fund shares are of one class and have equal rights as to dividends and in liquidation. Shares have no preemptive, subscription or conversion rights and are freely transferable.

      The Fund is organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Fund's Agreement and Declaration of Trust (the "Trust Agreement") disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or a Trustee. The Trust Agreement provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by the Fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Fund. The Fund intends to conduct its operations in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

      The Fund sends annual and semi-annual financial statements to all its shareholders.



                       COUNSEL AND INDEPENDENT AUDITORS

      Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for the Fund, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Fund's Prospectus.


      Ernst & Young LLP, 5 Times Square, New York, New York 10036, independent auditors, has been selected as independent auditors of the Fund.

                                  APPENDIX A

                          RISK FACTORS - INVESTING IN
                            FLORIDA MUNICIPAL BONDS

      The following information is a summary of special factors affecting investments in Florida Municipal Obligations. It does not purport to be a complete description and is based on information drawn from official statements relating to securities offerings of the State of Florida (the "State") available as of the date of this Statement of Additional Information. While the Fund has not independently verified this information, it has no reason to believe that such information is not correct in all material respects.

DEMOGRAPHIC AND ECONOMIC INFORMATION

      Juan Ponce de Leon made the first recorded landing in the State in 1513 and subsequently claimed the territory for Spain. The Spaniards founded the first permanent settlement, St. Augustine, in 1565. The State was acquired by the United States from Spain in 1821, became a territory of the United States in 1822, and was admitted to statehood in 1845 as the 27th state. The State is the 26th largest state with land area of 54,252 square miles and a water area of 4,308 square miles, with tidal shoreline in excess of 2,200 miles.

      As of April 1, 2002, Florida ranked as the fourth most populous state, with a population of 16.66 million. From 1990 to 2000, the U.S. population increased about 1% annually, while Florida's population averaged a 2.1% annual increase, with a majority of that increase due to migration to the State, for a total increase during that time period of 23.5%.
During the 1990's, the elderly population (aged 65 or older) grew by 18.6% and constituted 17.5% of the State's total population on April 1, 2000.
The working age population (18-64) grew by approximately 24% from 1990-2000, representing 59.6% of the total population in 2000. Growth in this age group is projected at 20% between 2000 and 2010, to become 60.4% of the total population by 2010. The State's population is also expected to grow by 299,000 (1.8%) in Fiscal Year 2002-03.

      During the latter half of the twentieth century growth in the Gross State Product (the "GSP") outpaced both the Southeast and the nation. During the same period, the manufacturing base of the State's economy declined and the service and trade bases increased. In 2001, services constituted 37.6% of the State's total non-farm jobs, compared to 35.5% in 1996. The total number of non-farm jobs increased 10% while jobs in the services sector increased 17% over the same five-year period. The 1990's also saw Florida become a leader in high-tech industrial employment, ranking first in the Southeast and fifth in the nation by 1999, with the number of high-tech jobs increasing nearly 36% over that decade. High-tech exports accounted for 35.6% of Florida's export sales in 2000. The State's total international merchandise trade totaled $70.14 billion in 2002, with exports declining by 6.6% compared to 5.2% nationally and imports increasing by 4% compared to 1.9% for the nation.

      Private industry accounted for 88.35% of the State's 2000 GSP. Services constituted the largest sector of the GSP, with health services and business services contributing the most within the industry (26.7% and 26.0%, respectively). The second largest sector of the 2000 GSP was finance, insurance and real estate ("FIRE"). Real estate was by far the largest industry, accounting for 65.5% of the FIRE portion of 2000 GSP, followed by depository institutions, which accounted for 11.1%. In 2000, agriculture, forestry and fishing constituted only about 2.1% of GSP. However, in that year, Florida's farmers produced 68.1% of the nation's oranges, 48.4% of its sugar cane and 27.8% of its tomatoes.

      Tourism is not treated as a separate industry sector, but remains an important aspect of the Florida economy. Its financial impact is reflected in a broad range of market sectors, such as transportation, communications, retail trade and services, and in State tax revenues generated by business activities that cater to visitors, such as hotels, restaurants, admissions and gift shops. According to State estimates, approximately 75.6 million people visited the State in 2002, an 8.9% increase over 2001 and a 3.9% increase over 2000. In 2000, hotels and lodging contributed 5.4% of the services component of the GSP, and amusement and recreation contributed
6%.

      ECONOMIC OUTLOOK. The economic climate of the State in Fiscal Year 2002-03 is expected to experience slow growth. Tourism, a cornerstone of the State's economic strength, is expected to rebound as additional efforts are put forth in advertising and travel incentives. As a result of decline in the economic climate in fiscal year (July 1 to June 30) ended June 30, 2002, the Legislature acted to reduce appropriations in various areas from the original level. Even though the economy as a whole was weakened in Fiscal Year 2001-02, housing starts spiked to a level of 175,000 units because of low interest rates. Because of this spike, total construction employment grew in the Fiscal Year 2001-02. However, construction employment was expected to decrease the following year due to weakness in the commercial sector.

      Florida's economy has continued to show its strength and resilience. Despite the devastation experienced during the September 11 attacks coupled with the recession, the State's economy is expected to recover. Although war-related concerns have dampened the economy from growing at a faster pace, the economic fundamentals remain strong. Such strength should provide impetus for the State's economy to achieve more sustained growth.

STATE FINANCES

      BUDGETING.

      RECENT STATE FINANCIAL DEVELOPMENTS. In March 2003, the Revenue Estimating Conference ("REC") revised its forecast for Fiscal Year 2002-03 and Fiscal Year 2003-04. The general revenue collection estimate for Fiscal Year 2002-03 was reduced from $19.637 billion to $19.610 billion, a net negative adjustment of $27 million from the REC's November 2002 forecast. The change in estimates resulted primarily from lower estimated sales tax and estate tax collections, which more than offset estimated increases in documentary stamp tax collections and reductions in tax refunds, particularly in the area of corporate income taxes.

      Preliminary total general revenue collections for Fiscal Year 2002-03 were $19.973 billion, $363 million more than the $19.610 billion estimated for that period by the REC in March 2003.

      The year-end Working Capital Fund surplus for Fiscal Year 2002-03 is projected to be $130.2 million, and the amount in the Budget Stabilization Fund is expected to remain at $958.9 million.

      General revenues in Fiscal Year 2003-04 are now expected to decrease by 1.6% from the November 2002 estimate to $20.119 billion, which is $508 million more than the amount currently estimated to be collected in Fiscal Year 2002-03.

      FISCAL YEAR 2004 BUDGET. On May 27, 2003, the Legislature passed the State's budget for Fiscal Year 2003-2004. Budgeted appropriations for Fiscal Year 2003-2004 total $53.5 billion including general revenue appropriations of $21.2 billion and trust fund appropriations of approximately $32.3 billion. Total appropriations for Fiscal Year 2003-2004 are $3.1 billion, or 6.2% greater than Fiscal Year 2002-2003 appropriations. General revenue spending is budgeted to increase by $560 million, or 2.8% over prior year general revenue spending. On June 23, 2003, the Governor approved the General Appropriations Act and delivered the related veto message detailing specific appropriations that were vetoed. The total amount of the vetoed appropriations was approximately $46.4 million, comprised of approximately $2.9 million general revenue appropriations and approximately $43.5 million trust fund appropriations. The final budget is also subject to downward adjustment during the Fiscal Year to ensure no budget shortfall occurs.

      The State's budget is required to be kept in balance from current revenues each State Fiscal Year. The 2003-2004 general fund budget is expected to be funded with general revenue collections of approximately $20.1 billion, "cash sweeps" of existing trust fund balances of approximately $695 million, redirection of trust fund revenues to general revenues of approximately $149 million, expected collections from a tax amnesty program of $67 million and other miscellaneous general revenues. The State's constitutionally required Budget Stabilization Fund reserve of approximately $1.032 billion has not been used to fund the 2003-2004 budget. Additionally, the Fiscal Year 2002-2003 year-end estimated Working Capital Fund balance of $130 million is expected to increase to approximately $955 million by the end of Fiscal Year 2003-2004 due primarily to the State's portion of additional Federal aid to States contained in the recently enacted Federal Jobs and Growth Tax Relief Reconciliation Act of 2003 which was not appropriated by the current year budget.

      STATE REVENUES. Financial operations of the State are maintained through the General Revenue Fund, trust funds, the Working Capital Fund and the Budget Stabilization Fund. The General Revenue Fund receives the majority of State tax revenues. Trust funds consist of monies which under law or trust agreement are segregated for a specified purpose. Revenues in the General Revenue Fund which exceed the amount needed for appropriations may be transferred to the Working Capital Fund. State monies are expended pursuant to appropriations acts. The Governor and Chief Financial Officer are responsible for insuring that sufficient revenues are collected to meet appropriations and that no deficits occur in State funds.

      The State Constitution mandates the creation and maintenance of a Budget Stabilization Fund in an amount not less than 5% nor more than 10% of the last complete fiscal year's net revenue collections for the General Revenue Fund. Monies in the Budget Stabilization Fund may be transferred to the General Revenue Fund to offset a deficit therein or to provide emergency funding. Monies in this Fund are constitutionally prohibited from being obligated or otherwise committed for any other purpose. Any withdrawals from the Budget Stabilization Fund must be restored from general revenues in five equal annual installments, unless the Legislature establishes a different restoration schedule.

      The State budget must be kept in balance from current revenues each fiscal year, and the State may not borrow to fund governmental operations. The State Constitution authorizes the issuance of bonds pledging the full faith and credit of the State to finance or refinance State capital outlay projects upon approval by vote of the electors, provided that the outstanding principal amount may not exceed 50% of total State tax revenues for the two preceding fiscal years. There are currently no bonds outstanding under this authorization.

      The rate of growth in State revenues in a given fiscal year is limited to no more than the average annual growth rate in personal income over the previous five years. Revenues have never exceeded the limitation. Revenues collected in excess of the limitation are to be deposited into the Budget Stabilization Fund unless two-thirds of the members of both houses of the Legislature vote to raise the limit. The actual general revenue collections for Fiscal Year 2001-02 of $19.329 billion were $150.4 million (0.8%) more than collections for Fiscal Year 2000-01.

      SALES AND USE TAX. The largest single source of tax receipts in the State is the sales and use tax. It is a uniform tax upon either the sale of tangible personal property at retail or its use irrespective of where it may have been purchased. The sales tax is 6% of the sales price of tangible property sold at retail in the State, and the use tax is 6% of the cost price of tangible personal property used or stored for use in the State. In addition, local governments may (by referendum) assess a 0.5% or 1% discretionary sales surtax within their county.

      The sales tax is also levied on the following: (1) rental of tangible personal property; (2) rental of transient lodging and non-residential real property; (3) admissions to places of amusement, most sports and recreation events; (4) non-residential utilities (at a 7% rate); and (5) restaurant meals. Exemptions include groceries; medicines; hospital rooms and meals; fuels used to produce electricity; electrical energy used in manufacturing; purchases by certain nonprofit institutions; most professional, insurance and personal service transactions; apartments used as permanent dwellings; the trade-in value of motor vehicles; and residential utilities. The Legislature has from time to time temporarily waived collection of the sales tax on such items as clothing priced under certain amounts and school supplies.

      Receipts of the sales and use tax, with the exception of the tax on gasoline and special fuels, are credited to the General Revenue Fund, the Solid Waste Management Trust Fund, or counties and cities. Legislation was enacted in 2000 which provides that 2.25% of sales tax receipts are to be deposited in the Revenue Sharing Trust Fund for Counties in lieu of intangible personal property taxes which were so distributed under prior law. Sales tax receipts credited to the General Fund for Fiscal Year 2001-02 were $14.136 billion and are estimated at $14.485 billion for Fiscal Year 2002-03 (an increase of 2.5%), $15.239 billion for Fiscal Year 2003-04 (an increase of 5.2%) and $16.210 billion for Fiscal Year 2004-05 (an increase of 6.4%).

      MOTOR FUEL TAX. The second largest source of State tax receipts is the tax on motor fuels. However, these revenues are almost entirely dedicated trust funds for specific purposes and are not included in the State General Revenue Fund.

      Taxes on motor fuels (gasoline and diesel fuel) include several distinct fuel taxes: (1) the State sales tax on motor fuels, levied at 6% of the average retail price per gallon of fuel, not to fall below 6.9(cent) per gallon; (2) the State excise tax of 4(cent) per gallon of motor fuel, with proceeds distributed to local governments; (3) the State Comprehensive Enhanced Transportation System tax, which is levied at a rate in each county equal to two-thirds of the sum of the county's local option motor fuel taxes; (4) aviation fuel, which air carriers may choose to be taxed at 6.9(cent) per gallon or 8% of the retail price of fuel, not to be less than 4.4(cent) per gallon; and (5) local option motor fuel taxes, which may range between one cent to 12(cent) per gallon. Most of the proceeds of the sales tax on motor fuels are deposited into the State Transportation Trust Fund for road maintenance and construction.

      ALCOHOLIC BEVERAGE TAX. The State's alcoholic beverage tax is an excise tax on beer, wine and liquor. Two percent of collections are deposited into the Alcoholic Beverage and Tobacco Trust Fund, and the Children and Adolescent Substance Abuse Trust Fund receives 9.8%, while the remainder of revenues is deposited into the General Revenue Fund. Receipts from the beverage tax and licenses were $526 million for Fiscal Year 2001-02 and are estimated at $536.5 million for Fiscal Year 2002-03 (an increase of 2.0%), $547.3 million (an increase of 2.0%) for Fiscal Year 2003-04 and $557.3 million for Fiscal Year 2004-05 (an increase of 1.8%).

      CORPORATE INCOME TAX. The State collects a tax on the net income of corporations, organizations, associations and other artificial entities for the privilege of conducting business, deriving income or existing within the State. The tax is levied at a rate of 5.5% of net corporate income, less a $5,000 exemption. Net income is defined as that share of adjusted Federal income that is apportioned to the State. All receipts of the
corporate income tax are credited to the General Revenue Fund.   Receipts
from this source were $1.219 billion for Fiscal Year 2001-02 and are estimated to be $1.085 billion for Fiscal Year 2002-03 (a decrease of 11.0%), $1.265 billion for Fiscal Year 2003-04 (an increase of 16.6%) and $1.455 billion for Fiscal Year 2004-05 (an increase of 15.0%).

      DOCUMENTARY STAMP TAX. Deeds and other documents relating to realty are taxed upon execution or recording at 70(cent) per $100 of consideration. Corporate shares, bonds, certificates of indebtedness, promissory notes, wage assignments and retail charge accounts are taxed upon issuance or renewal at 35(cent) per $100 of face value, or actual value if issued without face value. Documentary stamp tax receipts were $602.9 million for Fiscal Year 2001-02 and are estimated at $728.3 million for Fiscal Year 2002-03
(an increase of 20.8%), $571.4 million for Fiscal Year 2003-04 (a decrease of 21.5%) and $527.4 million for Fiscal Year 2004-05 (a decrease of 7.7%).

      INTANGIBLE PERSONAL PROPERTY TAX. This tax is levied on two distinct bases: (1) stocks, bonds, notes, governmental leaseholds, interests in limited partnerships registered with the Securities and Exchange Commission, and other miscellaneous intangible personal property are currently taxed at an annual rate of 1 mill; and (2) mortgages and other obligations secured by liens on State realty are taxed with a non-recurring 2 mill tax. Obligations issued by the State or local governmental entities in the State, or by the federal government, are exempt from such taxation.

      The Department of Revenue uses part of the proceeds for administrative costs. Of the remaining tax proceeds, 33.5% is distributed to the County Revenue Sharing Trust Fund and 66.5% is distributed to the General Revenue Fund. Receipts from this source were $726.8 million for Fiscal Year 2001-02 and are estimated at $733.4 million for Fiscal Year 2002-03 (an increase of 0.9%), $555.1 million for Fiscal Year 2003-04 (a decrease of 24.3%) and $531.3 million for Fiscal Year 2004-05 (a decrease of 4.3%).

      ESTATE TAX. A tax is imposed on decedents' estates for the privilege of transferring property at death. The State Constitution limits the tax on estates of resident decedents to the aggregate amount allowable as a credit against or a deduction from any similar tax levied by the United States or any other state. Thus, the State estate tax on resident decedents does not increase the total tax liability of the estate. Reduction or elimination of the Federal estate tax could reduce the amount of such taxes collected at the State level. The tax on estates of nonresident decedents is equal to the amount allowable as a credit against Federal estate tax for State death taxes paid multiplied by the ratio of the value of the property taxable in the State over the value of the entire gross estate.

      All receipts of the estate tax are credited to the General Revenue Fund. Estate tax receipts were $751.3 million for Fiscal Year 2001-02 and are estimated at $549.7 million for Fiscal Year 2002-03 (a decrease of 26.8%), $369.0 million for Fiscal Year 2003-04 (a decrease of 32.9%) and $216.1 million for Fiscal Year 2004-05 (a decrease of 41.4%).

      GROSS RECEIPTS TAX. The gross receipts tax is currently imposed at a rate of 2.5% of the gross receipts of providers of electricity, natural gas and telecommunications services. Telecommunications services are subject to a unified Telecommunications Services Tax, a portion of which is collected with the gross receipts tax at revenue-neutral rates. All gross receipts tax collections are credited to the Public Education Capital Outlay and Debt Service Trust Fund. The potential impact of electric utility deregulation on gross receipts tax collections cannot be determined at this time.

      COMMUNICATIONS SERVICES TAX. The communications services tax is imposed on retail sales of communications services that originate and terminate in the State, or originate or terminate in the State and are billed to a State address. Communications services include all forms of telecommunications previously taxed by the gross receipts tax plus cable television and direct-to-home satellite service. The communications services tax replaced certain sales and use taxes and gross receipts taxes, at revenue-neutral rates. Communications services tax receipts are included in sales tax and gross receipts tax collections, as appropriate.

      OTHER STATE TAXES. To the extent not pre-exempted to the Federal government, the State levies a one-time excise tax on cigarettes, at rates based on their weight and package quantity, and on other tobacco products at the rate of 25% of the wholesale price. The State also imposes a tax on racing and jai-alai admissions, and on contributions to pari-mutuel pools, or "handle." Tobacco tax receipts were $275.5 million for Fiscal Year 2001-02 and are estimated at $268.2 million for Fiscal Year 2002-03 (a decrease of 2.6%), $268.7 million for Fiscal Year 2003-04 (an increase of 0.2%) and $264.5 million for Fiscal Year 2004-05 (a decrease of 1.6%). Pari-mutuels tax receipts were $18.6 million for Fiscal Year 2001-02 and are estimated at $20.5 million for Fiscal Year 2002-03 (an increase of 10.2%), $20.3 million for Fiscal Year 2003-04 (a decrease of 1.0%) and $19.8 million for Fiscal Year 2004-05 (a decrease of 2.5%).

      Insurance premiums received by insurers are generally taxed at 1.75% of such receipts, adjusted for return premiums and subject to credits for certain other taxes paid by the insurers. Insurance premium tax receipts were $331.0 million for Fiscal Year 2001-02 and are estimated at $379.7 million for Fiscal Year 2002-03 (an increase of 14.7%), $404.4 million for Fiscal Year 2003-04 (an increase of 6.5%) and $421.0 million for Fiscal Year 2004-05 (an increase of 4.1%).

      TOBACCO LITIGATION SETTLEMENT. As a result of settling litigation by the State against the tobacco industry in 1997, the State expects to receive more than $11 billion over 25 years. Payments are subject to adjustment for various factors, including inflation and tobacco product sales volume. Proceeds of the settlement are expected to be used for children's health care coverage and other health-related services to reimburse the State for medical expenses, for improvements in State efforts to reduce sales of tobacco products to minors, and to promote production of reduced risk tobacco products.

      As of June 30, 2002, the State has received approximately $3.3 billion from the settlement. A portion of the tobacco settlement revenues have been deposited in the Lawton Chiles Endowment Fund to provide a perpetual source of funding for health and human services for children and elders, and for biomedical research activities. As of June 30, 2002, the value of the endowment was approximately $1.29 billion.

      LOTTERY. In order to provide additional funding for education, the 1987 State Legislature created the Department of the Lottery to operate a
State Lottery.   Revenues generated by the State Lottery are used to pay
prizes, fund the Educational Enhancement Trust Fund and pay for the administrative cost of operating the lottery.

STATE INDEBTEDNESS

      As a general rule, bonds of the State or its agencies are issued by the Division of Bond Finance. The State debt fiscal responsibility policy establishes debt service to revenues as the benchmark debt ratio to estimate future debt capacity, using a target ratio of 6% and a cap of 7%. Total State debt outstanding is separated into net tax-supported debt and self-supporting debt. Net tax-supported debt is repaid by the State from a specified tax revenue source or general appropriation of the State. Self-supporting debt is reasonably expected to be repaid from project revenue or loan repayments. Some, but not all, of State debt is additionally secured by the full faith and credit of the State. As of June 30, 2002 the State had approximately $15.422 billion in net tax-supported debt outstanding and approximately $3.8 billion in self-supporting debt outstanding, for a total of approximately $19.222 billion of outstanding State debt obligations.

      STATE FULL FAITH AND CREDIT DEBT. The Florida Constitution authorizes the issuance of bonds pledging the full faith and credit of the State to finance or refinance State capital outlay projects upon approval by vote of the electors, provided that the outstanding principal amount may not exceed 50% of total State tax revenues for the two preceding fiscal years. There are currently no bonds outstanding under this authorization.

      All of the State's full faith and credit debt that is outstanding has been issued under separate constitutional authority, which also authorizes the pledge of a dedicated tax or other revenue source as well. Such debt includes bonds for pollution control and abatement and solid waste disposal (operating revenues, assessments); right-of-way acquisition and bridge construction (motor fuel or special fuel taxes); public education capital outlay (gross receipts tax); roads within a county (second gas tax); and school districts or community colleges (motor vehicle license revenues). Although these bonds are not subject to the above-referenced debt limitation, each program has debt service coverage tests that must be met prior to issuance.

      STATE REVENUE BONDS. The State Constitution authorizes the issuance of bonds to finance or refinance State capital outlay projects that are payable from funds derived directly from sources other than State tax revenues. Bonds outstanding under this authorization include financings for the State University System, individual universities, public schools, State owned office facilities and toll roads. The State Constitution specifically authorizes the issuance of bonds to fund student loans; to finance housing; to refund outstanding bonds at a lower net interest cost; and for the purposes of conservation, outdoor recreation, water resource development, restoration of natural systems or historic preservation. Bonds are also outstanding which are payable from documentary stamp tax receipts for conservation and recreation purposes.

      OTHER OBLIGATIONS. Although most debt of the State or its agencies is issued through the Division of Bond Finance, there are other entities that issue bonds or incur other long-term obligations that are secured by State revenues. These include the Florida Housing Finance Corporation, the Florida Ports Financing Commission, the Correctional Privatization Commission, the Department of Corrections, the Department of Juvenile Justice, the Department of Children and Families, the Florida Hurricane Catastrophe Fund Finance Corporation, the Inland Protection Financing Corporation and the Investment Fraud Restoration Financing Corporation.
The Legislature has also dedicated 2.59% of tobacco tax receipts to be pledged to secure bonds issued by the City of Tampa. The City of Tallahassee has recently issued bonds to finance relocation a school of Florida State University. The State Comptroller has also entered into a consolidated equipment financing program for State agencies, which is subject to annual appropriation.

      In 2000, the Legislature authorized the creation of the Tobacco Settlement Financing Corporation, with the power to issue up to $3 billion in revenue bonds (not to exceed $1.5 billion annually) in order to purchase the State's interest in the tobacco litigation settlement agreement, but no bonds have been approved by the Legislature or issued by the corporation. The Legislature also created the Florida Water Pollution Control Financing Corporation to finance State projects authorized under the Federal Clean Water Act. In Fiscal Year 2002-03, the principal amount of bonds that may be issued is limited to $100 million.

      RATINGS. Florida maintains a high bond rating from Moody's Investor Services (Aa2), Standard and Poor's Corporation (AA+) and Fitch, Inc. (AA) on all state general obligation bonds.

LITIGATION

      Due to its size and broad range of activities, the State is involved in numerous routine legal actions. The departments involved believe that the results of such litigation pending or anticipated will not materially affect the State's financial position.

      NATHAN M. HAMEROFF, M.D., ET AL. V. AGENCY FOR HEALTH CARE ADMINISTRATION, ET AL. This is a class action suit, among other similar suits, wherein the Plaintiffs challenge the constitutionality of the Public Medical Assistance Trust Fund ("PMATF") annual assessment on net operating revenue of free-standing out-patient facilities offering sophisticated radiology services. On February 5, 2001, the trial court ruled the relevant State statute unconstitutional and disallowed further assessments. The Agency successfully appealed. However, during the pending appeal, the plaintiffs returned to court with a new theory and prevailed in an order dated December 20, 2002. Additionally, the court entered an order on January 7, 2003, finding a subclass of plaintiffs to which the PMATF should have never applied. The Agency has appealed both orders. The potential refund liability for all such suits could total approximately $144 million.

      SAVONA, ET AL. V. AGENCY FOR HEALTH CARE ADMINISTRATION. Plaintiffs seek retroactive and prospective relief on behalf of a class of Medicaid providers (doctors) demanding reimbursement of the differential between Medicare and Medicaid rates for dual-enrolled eligibles. This case was settled on October 6, 2000. A total of $98 million, inclusive of interest, fees and costs, would be paid by the Agency over three years subject to legislative approval. The State's share (within the Medicaid program) would be 45% of the $98 million. The first installment of the settlement, amounting to $32 million, was appropriated by the Legislature and paid in July 2001. The second of three settlement installments was paid in July 2002.

      STATE CONTRACTING AND ENGINEERING CORP. V. FLORIDA DEPARTMENT OF TRANSPORTATION, ET AL. The Florida Department of Transportation ("DOT") used a Value Engineering Change Proposal ("VECP") design submitted by State Contracting and Engineering Corp. ("SCEC") for the construction of a barrier soundwall in Broward County and several subsequent DOT projects. Subsequent to the initial use of the VECP design, SCEC patented the design. SCEC claims that the DOT owes SCEC royalties and compensation for other damages involving the DOT's use of the VECP design on the subsequent projects. After a verdict in factor of the plaintiff, a judgment in the amount of over $9.1 million was issued. The DOT transferred approximately $10.2 million to the court registry to cover the judgment and post-judgment interest. The case is on appeal.

      RISCORP INSURANCE COMPANY, ET AL. V. FLORIDA DEPARTMENT OF LABOR AND EMPLOYMENT SECURITY AND MARY B. HOOKS. The Florida Department of Labor ("DOL") collects assessments on "net premiums collected" and "net premiums written" from carriers of workers' compensation insurance and by self-insurers in the State. Claimants allege that there is no statutory definition of "net premiums" and the DOL does not currently have a rule providing guidance as to how "net premiums" are calculated. Claimants allege that industry standards would allow them to deduct various costs of doing business in calculating "net premiums" and are seeking refunds of approximately $35 million. On December 27, 2001, the circuit court granted the plaintiffs' motion for a partial final summary judgment, ruling that the plaintiffs were entitled to deduct ceded premiums from their premium base in calculating assessments paid for years 1995 - 1998. A stipulated final judgment was entered on August 15, 2002, in favor of the plaintiffs in the amount of $22.5 million. The DOL has appealed. On July 25, 2002, a stipulated final judgment was entered in favor of the plaintiffs in FLORIDA HOSPITALITY MUTUAL INSURANCE COMPANY V. DEPARTMENT OF LABOR AND EMPLOYMENT SECURITY in the amount of approximately $1.6 million. The DOL has appealed that final order, and the appeal has been consolidated with the Riscorp appeal.

      U.S. ENVIRONMENTAL PROTECTION AGENCY V. FLORIDA DEPARTMENT OF TRANSPORTATION. The DOT maintains that it is not the owner of contaminated land. The U.S. Environmental Protection Agency (the "EPA") is conducting additional tests at the site for pollution and has asserted a cost recovery claim against the DOT of approximately $25.6 million. The DOT's motion for declaratory judgment on the DOT's ownership of the property was denied and upheld on appeal. The EPA is preparing an amended record of decision. On November 14, 2002, a tolling agreement was signed which extended the time to sue until December 1, 2003.

      SARNOFF V. DEPARTMENT OF HIGHWAY SAFETY AND MOTOR VEHICLES. This suit alleges the improper setting of the fee for the motor vehicle inspection program. Plaintiffs challenge the constitutionality of State statutes, which impose a $10.00 fee on the emissions inspection of automobiles in seven of the State's 67 counties. On December 29, 2000, the First District Court of Appeal reversed the trial court's class certification order, and a rehearing was denied on February 2, 2001. The amount of potential loss to the State had been estimated to be $96-106 million. Plaintiffs invoked the discretionary review of the State Supreme Court on this issue, and its decision limited the plaintiffs' claims and significantly reduced potential liability.

      TRANSITIONS OPTICAL, INC. V. FLORIDA DEPARTMENT OF REVENUE, ET AL.
In this case, Transitions Optical and co-plaintiff, Pepperidge Farm, brought a class action suit challenging the imposition of ad valorum county taxes on the computer software owned and operated by them in their places of business and seeking a refund of all ad valorem taxes previously paid. The TRANSITIONS OPTICAL, INC. case is currently on appeal in the Second District Court of Appeal. The trial court denied a motion to dismiss and certified a class of taxpayers. The Department of Revenue filed a notice of appeal of the order on class certification. The Pepperidge Farm Polk County case is currently on appeal in the Second District Court of Appeal. This case pertains to ad valorem taxes that relate to county funds and not the State. The estimated loss to the counties of the State may be in excess of $25 million.

      RENDON V. FLORIDA DEPARTMENT OF TRANSPORTATION, ET AL. The plaintiffs (persons covered by the Americans with Disabilities Act ("ADA")), in a certified class action suit, seek a declaratory judgment that State statutes violate the ADA in that the surtax charged for a disabled parking permit is illegal. Issues include the right to proceed with refund claims when no one has applied for a refund claim. On November 14, 2001, the trial court granted the plaintiffs' motion for summary judgment. On October 30, 2002, the trial court's decision was reversed and summary judgment was granted in favor of the State. The State was found not to violate the ADA and no refund was required. Rendon has petitioned the State Supreme Court seeking jurisdiction. Estimated loss to the State could be in excess of $25 million.

      PHARMACEUTICAL RESEARCH AND MANUFACTURERS OF AMERICA V. RHONDA M. MEDOWS & BOB SHARPE (IN THEIR OFFICIAL CAPACITIES) AGENCY FOR HEALTH CARE ADMINISTRATION ("AHCA"). "Pharma" is challenging the recent Medicaid preferred drug list on constitutional and civil rights grounds. A decision finding for AHCA on all counts was rendered on December 28, 2001. Pharma appealed this case. The federal appellate court upheld the decision in favor of the defendants on September 6, 2002. Pharma filed a petition for a writ of certiorari in the U.S. Supreme Court on December 5, 2002, to which AHCA responded on January 8, 2003. Although this lawsuit does not claim money damages, the fiscal impact to Medicaid could be as high as $300 million annually on anticipated savings to the pharmacy program if an injunction is rendered against AHCA.

      ST. PAUL SURETY V. FLORIDA DEPARTMENT OF TRANSPORTATION. This is a pre-suit claim arising out of CONE CONSTRUCTORS, INC. V. FL DEPT. OF TRANSPORTATION. In that case, the DOT terminated Cone Constructors, Inc. ("Cone") on a construction contract involving a portion of the Suncoast Parkway. Cone sued claiming breach of contract and wrongful termination. Subsequent to the initial court filings, the contractor filed for bankruptcy and the DOT was able to settle the dispute with the bankruptcy trustee for a payment of $575,000. However, once Cone was terminated, St. Paul Surety was required to finish the project and did so. It now alleges that it has incurred losses on the project, for which it is seeking damages from the DOT. Estimated loss to the State could be in excess of $25 million.

      TRAYLOR BROTHERS, INC. V. DEPARTMENT OF TRANSPORTATION. The DOT contracted with Traylor Brothers to construct a "signature" bascule bridge over the Intercoastal Waterway in Fort Lauderdale. Traylor Brothers has sued the DOT for breach of contract. Discovery has been undertaken by both parties. Traylor Brothers has not filed its qualified acceptance letter setting forth its claims. Potential loss to the State is estimated at $30 million.

      GRAVES BROTHERS V. FLORIDA CITRUS COMMISSION. Five citrus blenders filed a challenge to the "box tax" of the Florida Citrus Commission. The complaint states that the tax is an illegal imposition upon compelled speech. The final hearing in this case was scheduled for June 2003. Potential loss to the State is estimated at $100 million.

                                 APPENDIX B

                              Rating Categories

         Description of certain ratings assigned by S&P, Moody's and Fitch:


S&P

LONG-TERM

AAA
An obligation rated 'AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong. The rating 'AA' may be modified by the addition of a plus (+) or minus (-) sign designation to show relative standing within this rating category.

SHORT-TERM

SP-1
Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+) designation.

SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

COMMERCIAL PAPER

A-1
This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2
Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1.'

MOODY'S

LONG-TERM

AAA
Bonds rated 'Aaa' are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA
Bonds rated 'Aa' are judged to be of high quality by all standards. Together with the 'Aaa' group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in 'Aaa' securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the 'Aaa' securities.

Moody's applies numerical modifiers 1, 2, and 3 to the 'Aa' generic rating classification. The modifier 1 indicates that the obligation ranks in the higher end of the rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of the rating category.

PRIME RATING SYSTEM (SHORT-TERM)

Issuers rated PRIME-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

      Leading market positions in well-established industries.

      High rates of return on funds employed.

      Conservative capitalization structure with moderate reliance on debt and ample asset protection.

      Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

      Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated PRIME-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

MIG/VMIG--U.S. SHORT-TERM

Municipal debt issuance ratings are designated as Moody's Investment Grade
(MIG) and are divided into three levels -- MIG 1 through MIG 3.

The short-term rating assigned to the demand feature of variable rate demand obligations (VRDOs) is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG 1/VMIG1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2
This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

FITCH

LONG-TERM INVESTMENT GRADE

AAA
HIGHEST CREDIT QUALITY. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
VERY HIGH CREDIT QUALITY. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

SHORT-TERM

A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1
HIGHEST CREDIT QUALITY. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2
GOOD CREDIT QUALITY. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

A plus (+) or minus (-) sign designation may be appended to the 'AA' or F1 rating to denote relative status within the rating category.


                        DREYFUS FLORIDA MUNICIPAL MONEY MARKET FUND

                                 PART C. OTHER INFORMATION


Item 23.    Exhibits

     (a) Registrant's Declaration of Trust is incorporated by reference to Exhibit (1) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on November 12, 1993.

     (b) Registrant's By-Laws, as amended, are incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A, filed on October 25, 2000.

     (d) Management Agreement is incorporated by reference to Exhibit (5) of Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A, filed on November 1, 1995.

     (e)  Form of Distribution Agreement is incorporated by reference to Exhibit
          (e) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A, filed on October 25, 2001.

   (g)(i) Amended and Restated Custody Agreement is incorporated by reference to Exhibit 8(a) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on November 12, 1993. Sub-Custodian Agreements are incorporated by reference to Exhibit 8(b) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on November 12, 1993.

  (g)(ii) Amendment to Custody Agreement is incorporated by reference to Exhibit (g)(ii) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A, filed on October 26, 2001.

 (g)(iii) Foreign Custody Manager Agreement is incorporated by reference to Exhibit (g)(iii) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A, filed on October 26, 2001.

     (h) Shareholder Services Plan is incorporated by reference to Exhibit 9 of Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A, filed on November 1, 1995.

     (i) Opinion and consent of Registrant's counsel is incorporated by reference to Exhibit (10) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on November 12, 1993.

     (j)  Consent of Independent Auditors.

     (p) Code of Ethics adopted by the Registrant is incorporated by reference to Exhibit (p) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A, filed on October 25, 2000.

Item 23.    Exhibits. - List (continued)
-------     -----------------------------------------------------

            Other Exhibits
            --------------

               (a) Powers of Attorney are incorporated by reference to Other Exhibit (b) of Post-Effective Amendment No. 11 to the Registration Statement On Form N-1A, filed on October 30, 2002.


               (b) Certificate of Secretary is incorporated by reference to Other Exhibit (b) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A, filed on October 25, 2000. .

Item 24.    Persons Controlled by or under Common Control with Registrant.
-------     --------------------------------------------------------------

            Not Applicable


Item 25.  Indemnification
-------   ---------------

          The Statement as to the general effect of any contract, arrangements or statute under which a Board member, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any Board member, officer, affiliated person or underwriter for their own protection, is incorporated by reference to Item 27 of Part C of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A, filed on October 28, 1998.

          Reference is also made to the Form of Distribution Agreement attached as Exhibit 23(e) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A, filed on October 25, 2000.

Item 26.  Business and Other Connections of Investment Adviser.
-------   ----------------------------------------------------

          The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser and manager for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer and distributor of other investment companies advised and administered by Dreyfus. Dreyfus Investment Advisors, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.



ITEM 26.        BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER (CONTINUED)

                OFFICERS AND DIRECTORS OF INVESTMENT ADVISER

Name and Position
WITH DREYFUS                       OTHER BUSINESSES                      POSITION HELD                 DATES

STEPHEN R. BYERS                   Lighthouse Growth Advisors LLC++      Member, Board of Managers     9/02 - Present
Director, Vice Chairman, and                                             President                     9/02 - 11/02
Chief Investment Officer
                                   Dreyfus Service Corporation++         Senior Vice President         3/00 - Present

                                   Founders Asset Management,            Member, Board of Managers     6/02 - Present
                                   LLC****

                                   Dreyfus Investment Advisors,          Chief Investment Officer      2/02 - Present
                                   Inc. ++                               and Director

STEPHEN E. CANTER                  Mellon Financial Corporation+         Vice Chairman                 6/01 - Present
Chairman of the Board,
Chief Executive Officer and        Mellon Bank, N.A.+                    Vice Chairman                 6/01 - Present
Chief Operating Officer
                                   Standish Mellon Asset Management      Board Manager                 7/03 - Present
                                   Company, LLC*

                                   Mellon Growth Advisors, LLC*          Board Member                  1/02 - 7/03

                                   Dreyfus Investment                    Chairman of the Board         1/97 - 2/02
                                   Advisors, Inc.++                      Director                      5/95 - 2/02
                                                                         President                     5/95 - 2/02

                                   Newton Management Limited             Director                      2/99 - Present
                                   London, England

                                   Mellon Bond Associates, LLP+          Executive Committee           1/99 - 7/03
                                                                         Member

                                   Mellon Equity Associates, LLP+        Executive Committee           1/99 - Present
                                                                         Member

                                   Franklin Portfolio Associates,        Director                      2/99 - Present
                                   LLC*

                                   Franklin Portfolio Holdings, Inc.*    Director                      2/99 - Present

                                   TBCAM Holdings, LLC*                 Director                      2/99 - Present

                                   Mellon Capital Management             Director                      1/99 - Present
                                   Corporation***

                                   Founders Asset Management             Member, Board of              12/97 - Present
                                   LLC****                               Managers

                                   The Dreyfus Trust Company+++          Director                      6/95 - Present
                                                                         Chairman                      1/99 - Present
                                                                         President                     1/99 - Present
                                                                         Chief Executive Officer       1/99 - Present

J. CHARLES CARDONA                 Dreyfus Investment Advisors,          Chairman of the Board         2/02 - Present
Director and Vice Chairman         Inc.++

                                   Boston Safe Advisors, Inc.++          Director                      10/01 - Present

                                   Dreyfus Service Corporation++         Executive Vice President      2/97 - Present
                                                                         Director                      8/00 - Present

STEVEN G. ELLIOTT                  Mellon Financial Corporation+         Director                      1/01 - Present
Director                                                                 Senior Vice Chairman          1/99 - Present
                                                                         Chief Financial Officer       1/90 - Present

                                   Mellon Bank, N.A.+                    Director                      1/01 - Present
                                                                         Senior Vice Chairman          3/98 - Present
                                                                         Chief Financial Officer       1/90 - Present

                                   Mellon EFT Services Corporation       Director                      10/98 - Present
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Mellon Financial Services             Director                      1/96 - Present
                                   Corporation #1                        Vice President                1/96 - Present
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Boston Group Holdings, Inc.*          Vice President                5/93 - Present

                                   APT Holdings Corporation              Treasurer                     12/87 - Present
                                   Pike Creek Operations Center
                                   4500 New Linden Hill Road
                                   Wilmington, DE 19808

                                   Allomon Corporation                   Director                      12/87 - Present
                                   Two Mellon Bank Center
                                   Pittsburgh, PA 15259

                                   Mellon Financial Company+             Principal Exec. Officer       1/88 - Present
                                                                         Chief Executive Officer       8/87 - Present
                                                                         Director                      8/87 - Present
                                                                         President                     8/87 - Present

                                   Mellon Overseas Investments           Director                      4/88 - Present
                                   Corporation+

                                   Mellon Financial Services             Treasurer                     12/87 - Present
                                   Corporation # 5+

                                   Mellon Financial Markets, Inc.+       Director                      1/99 - Present

                                   Mellon Financial Services             Director                      1/99 - Present
                                   Corporation #17

                                   Mellon Mortgage Company               Director                      1/99 - Present
                                   Houston, TX

                                   Mellon Ventures, Inc. +               Director                      1/99 - Present

LAWRENCE S. KASH                   The Dreyfus Trust Company+++          Director                      12/94 - Present
Vice Chairman

                                   Mellon Bank, N.A.+                    Executive Vice President      6/92 - Present

                                   Boston Group Holdings, Inc.*          Director                      5/93 - Present
                                                                         President                     5/93 - Present

DAVID F. LAMERE                    Mellon Financial Corporation +        Vice Chairman                 9/01 - Present
Director
                                   Wellington-Medford II Properties,     President and Director        2/99 - Present
                                   Inc.
                                   Medford, MA

                                   TBC Securities Co., Inc.              President and Director        2/99 - Present
                                   Medford, MA

                                   The Boston Company, Inc. *            Chairman & CEO                1/99 - Present

                                   Boston Safe Deposit and Trust         Chairman & CEO                1/99 - Present
                                   Company*

                                   Mellon Private Trust Co., N.A.        Chairman                      4/97 - 8/00
                                   2875 Northeast 191st Street,          Director                      4/97 - 8/00
                                   North Miami, FL 33180

                                   Newton Management Limited             Director                      10/98 - Present
                                   London, England

                                   Laurel Capital Advisors, LLP+         Executive Committee Member    8/98 - Present

                                   Mellon Bank, N.A. +                   Vice Chairman                 8/01 - Present
                                                                         Exec. Management Group
                                                                         Exec. Vice President          8/01 - Present
                                                                                                       2/99 - 9/01
                                   Mellon Trust of New York National     Chairman                      4/98 - 8/00
                                   Association
                                   1301 Avenue of the Americas
                                   New York, NY 10017

                                   Mellon Trust of California            Chairman                      2/96 - 8/00
                                   Los Angles, CA

                                   Mellon United National Bank           Chairman                      2/95 - Present
                                   2875 Northeast 191st Street,          Director                      11/98 - Present
                                   North Miami, FL 33180

                                   Mellon Asset Holdings, Inc. +        President                     3/99 - Present
                                                                         Director                      6/99 - Present

                                   Mellon Global Investing Corp. +       President                     1/00 - Present

MARTIN G. MCGUINN                  Mellon Financial Corporation+         Chairman                      1/99 - Present
Director                                                                 Chief Executive Officer       1/99 - Present
                                                                         Director                      1/98 - Present

                                   Mellon Bank, N. A. +                  Chairman                      3/98 - Present
                                                                         Chief Executive Officer       3/98 - Present
                                                                         Director                      1/98 - Present

                                   Mellon Leasing Corporation+           Vice Chairman                 12/96 - Present

MICHAEL G. MILLARD                 Lighthouse Growth Advisors LLC++      Member, Board of Managers     9/02 - Present
Director and President                                                   Vice President                9/02 - 11/02

                                   Dreyfus Service Corporation++         Chairman of the Board         4/02 - Present
                                                                         Chief Executive Officer       4/02 - Present
                                                                         Director                      8/00 - Present
                                                                         Executive Vice President      8/00 - 5/02
                                                                         Senior Vice President         3/00 - 8/00
                                                                         Executive Vice President -    5/98 - 3/00
                                                                         Dreyfus Investment Division

                                   Dreyfus Service Organization, Inc.++  Director                      4/02 - Present

                                   Dreyfus Insurance Agency of           Director                      4/02 - Present
                                   Massachusetts Inc. ++

                                   Founders Asset Management             Member, Board of Managers     5/01 - Present
                                   LLC****
                                   Boston Safe Advisors, Inc. ++         Director                      10/01 - Present

RONALD P. O'HANLEY                 Mellon Financial Corporation+         Vice Chairman                 6/01 - Present
Vice Chairman
and Director                       Mellon Bank, N.A. +                   Vice Chairman                 1/97 - Present

                                   Mellon Growth Advisors, LLC*          Board Member                  1/02 - 7/03

                                   TBC General Partner, LLC*             President                     7/03 - Present

                                   Standish Mellon Asset Management      Board Member                  7/01 - 7/03
                                   Holdings, LLC
                                   One Financial Center
                                   Boston, MA 02211

                                   Standish Mellon Asset Management      Board Member                  7/01 - Present
                                   Company, LLC
                                   One Financial Center
                                   Boston, MA 02211

                                   Franklin Portfolio Holdings, LLC*     Director                      12/00 - Present

                                   Franklin Portfolio Associates,        Director                      4/97 - Present
                                   LLC*


                                   Pareto Partners (NY)                  Partner Representative        2/00 - Present
                                   505 Park Avenue
                                   NY, NY 10022

                                   Boston Safe Deposit and Trust         Executive Committee           1/99 - 1/01
                                   Company* Member
                                                                         Director                      1/99 - 1/01

                                   The Boston Company, Inc.*             Executive Committee           1/99 - 1/01
                                                                         Member                        1/99 - 1/01
                                                                         Director

                                   Buck Consultants, Inc.++              Director                      7/97 - Present

                                   Newton Management Limited             Executive Committee           10/98 - Present
                                   London, England Member
                                                                         Director                      10/98 - Present

                                   Mellon Global Investments Japan Ltd.  Non-Resident Director         11/98 - Present
                                   Tokyo, Japan

                                   TBCAM Holdings, LLC*                  Director                      1/98 - Present

                                   Fixed Income (MA) Trust*              Trustee                       6/03 - Present

                                   Fixed Income (DE) Trust*              Trustee                       6/03 - Present

                                   Boston Safe Advisors, Inc. ++         Chairman                      6/97 - 10/01
                                                                         Director                      2/97 - 10/01

                                   Pareto Partners                       Partner Representative        5/97 - Present
                                   271 Regent Street
                                   London, England W1R 8PP

                                   Mellon Capital Management             Director                      2/97 -Present
                                   Corporation***

                                   Certus Asset Advisors Corp.**         Director                      2/97 - 7/03

                                   Mellon Bond Associates, LLP+          Trustee                       1/98 - 7/03
                                                                         Chairman                      1/98 - 7/03

                                   Mellon Equity Associates, LLP+        Trustee                       2/97 - Present
                                                                         Chairman                      2/97 - Present

                                   Mellon Global Investing Corp. *       Director                      5/97 - Present
                                                                         Chairman                      5/97 - Present
                                                                         Chief Executive Officer       5/97 - Present


J. DAVID OFFICER                   Dreyfus Service Corporation++         President                     3/00 - Present
Vice Chairman                                                            Executive Vice President      5/98 - 3/00
and Director                                                             Director                      3/99 - Present

                                   MBSC, LLC++                           Manager, Board of Managers    4/02 - Present
                                                                         and President

                                   Boston Safe Advisors, Inc.++          Director                      10/01 - Present

                                   Dreyfus Transfer, Inc.++             Chairman and Director         2/02 - Present

                                   Dreyfus Service Organization,         Director                      3/99 - Present
                                   Inc.++

                                   Dreyfus Insurance Agency of           Director                      5/98 - Present
                                   Massachusetts, Inc.++

                                   Dreyfus Brokerage Services, Inc.      Chairman                      3/99 - 1/02
                                   6500 Wilshire Boulevard, 8th Floor,
                                   Los Angeles, CA 90048

                                   Seven Six Seven Agency, Inc.++        Director                      10/98 - Present

                                   Mellon Residential Funding Corp. +    Director                      4/97 - Present

                                   Mellon Trust of Florida, N.A.         Director                      8/97 - Present
                                   2875 Northeast 191st Street
                                   North Miami Beach, FL 33180

                                   Mellon Bank, N.A.+                    Executive Vice President      7/96 - Present

                                   The Boston Company, Inc.*             Vice Chairman                 1/97 - Present
                                                                         Director                      7/96 - Present

                                   RECO, Inc.*                           President                     11/96 - Present
                                                                         Director                      11/96 - Present

                                   Boston Safe Deposit and Trust         Director                      7/96 - Present
                                   Company*

                                   Mellon Trust of New York              Director                      6/96 - Present
                                   1301 Avenue of the Americas
                                   New York, NY 10019

                                   Mellon Trust of California            Director                      6/96 - Present
                                   400 South Hope Street
                                   Suite 400
                                   Los Angeles, CA 90071

                                   Mellon United National Bank           Director                      3/98 - Present
                                   1399 SW 1st Ave., Suite 400
                                   Miami, Florida

                                   Boston Group Holdings, Inc.*          Director                      12/97 - Present

                                   Dreyfus Financial Services Corp. +    Director                      9/96 - 4/02

                                   Dreyfus Investment Services           Director                      4/96 - Present
                                   Corporation+

RICHARD W. SABO                    Founders Asset Management             President                     12/98 - Present
Director                           LLC****                               Chief Executive Officer       12/98 - Present

DIANE P. DURNIN                    Seven Six Seven Agency, Inc. ++       Director                      4/02 - Present
Executive Vice President

MARK N. JACOBS                     Dreyfus Investment                    Director                      4/97 - Present
General Counsel,                   Advisors, Inc.++
Executive Vice President, and
Secretary                          The Dreyfus Trust Company+++          Director                      3/96 - Present

                                   The TruePenny Corporation++           President                     10/98 - Present
                                                                         Director                      3/96 - Present

PATRICE M. KOZLOWSKI               None
Senior Vice President -
Corporate
Communications

WILLIAM H. MARESCA                 Lighthouse Growth Advisors LLC++      Member, Board of Managers     9/02 - Present
Controller                                                               Vice President and            9/02 - Present
                                                                         Treasurer

                                                                         Chief Financial Officer
                                   The Dreyfus Trust Company+++          Treasurer                     3/99 - Present
                                                                         Director                      9/98 - Present
                                                                                                       3/97 - Present

                                   MBSC, LLC++                           Chief Financial Officer and   4/02 - Present
                                                                         Manager, Board of Managers
                                   Boston Safe Advisors, Inc. ++         Chief Financial Officer and   10/01 - Present
                                                                         Director

                                   Dreyfus Service Corporation++         Chief Financial Officer       12/98 - Present
                                                                         Director                      8/00 - Present

                                   Dreyfus Consumer Credit               Treasurer                     10/98 - Present
                                   Corporation ++

                                   Dreyfus Investment Advisors, Inc. ++  Treasurer                     10/98 - Present

                                   Dreyfus-Lincoln, Inc.                 Vice President                10/98 - Present
                                   c/o Mellon Corporation                Director                      2/02 - Present
                                   Two Greenville Center
                                   4001 Kennett Pike
                                   Suite 218
                                   Greenville, DE 19807

                                   The TruePenny Corporation++           Vice President                10/98 - Present
                                                                         Director                      2/02 - Present

                                   The Trotwood Corporation++            Vice President                10/98 - 7/99

                                   Trotwood Hunters Corporation++        Vice President                10/98 - 7/99

                                   Trotwood Hunters Site A Corp. ++      Vice President                10/98 - 7/99

                                   Dreyfus Transfer, Inc. ++             Chief Financial Officer       5/98 - Present

                                   Dreyfus Service                       Treasurer                     3/99 - Present
                                   Organization, Inc.++

                                   Dreyfus Insurance Agency of           Assistant Treasurer           5/98 - Present
                                   Massachusetts, Inc.++

MARY BETH LEIBIG                   None
Vice President -
Human Resources

ANGELA E. PRICE                    None
Vice President

THEODORE A. SCHACHAR               Lighthouse Growth Advisors LLC++      Assistant Treasurer           9/02 - Present
Vice President - Tax
                                   Dreyfus Service Corporation++         Vice President -Tax           10/96 - Present

                                   MBSC, LLC++                           Vice President -Tax           4/02 - Present

                                   The Dreyfus Consumer Credit           Chairman                      6/99 - Present
                                   Corporation ++                        President                     6/99 - Present

                                   Dreyfus Investment Advisors,          Vice President - Tax          10/96 - Present
                                   Inc.++

                                   Dreyfus Service Organization,         Vice President - Tax          10/96 - Present
                                   Inc.++
WENDY STRUTT                       None
Vice President

RAYMOND J. VAN COTT                Mellon Financial Corporation+         Vice President                7/98 - Present
Vice President -
Information Systems

JAMES BITETTO                      The TruePenny Corporation++           Secretary                     9/98 - Present
Assistant Secretary
                                   Dreyfus Service Corporation++         Assistant Secretary           8/98 - Present

                                   Dreyfus Investment                    Assistant Secretary           7/98 - Present
                                   Advisors, Inc.++

                                   Dreyfus Service                       Assistant Secretary           7/98 - Present
                                   Organization, Inc.++

                                   The Dreyfus Consumer Credit           Vice President and Director   2/02 - Present
                                   Corporation++

STEVEN F. NEWMAN                   Dreyfus Transfer, Inc. ++             Vice President                2/97 - Present
Assistant Secretary                                                      Director                      2/97 - Present
                                                                         Secretary                     2/97 - Present

                                   Dreyfus Service                       Secretary                     7/98 - Present
                                   Organization, Inc.++

*        The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
**       The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
***      The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.
****     The address of the business so indicated is 2930 East Third Avenue, Denver, Colorado 80206.
+        The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++       The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++      The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.



Item 27.    Principal Underwriters
________    ______________________

      (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

1)   CitizensSelect Funds
2)   Dreyfus A Bonds Plus, Inc.
3)   Dreyfus Appreciation Fund, Inc.
4)   Dreyfus Balanced Fund, Inc.
5)   Dreyfus BASIC Money Market Fund, Inc.
6)   Dreyfus BASIC U.S. Mortgage Securities Fund
7)   Dreyfus BASIC U.S. Government Money Market Fund
8)   Dreyfus Bond Funds, Inc.
9)   Dreyfus California Intermediate Municipal Bond Fund
10)  Dreyfus California Tax Exempt Bond Fund, Inc.
11)  Dreyfus California Tax Exempt Money Market Fund
12)  Dreyfus Cash Management
13)  Dreyfus Cash Management Plus, Inc.
14)  Dreyfus Connecticut Intermediate Municipal Bond Fund
15)  Dreyfus Connecticut Municipal Money Market Fund, Inc.
16)  Dreyfus Fixed Income Securities
17)  Dreyfus Florida Intermediate Municipal Bond Fund
18)  Dreyfus Founders Funds, Inc.
19)  The Dreyfus Fund Incorporated
20)  Dreyfus GNMA Fund, Inc.
21)  Dreyfus Government Cash Management Funds
22)  Dreyfus Growth and Income Fund, Inc.
23)  Dreyfus Growth and Value Funds, Inc.
24)  Dreyfus Growth Opportunity Fund, Inc.
25)  Dreyfus Index Funds, Inc.
26)  Dreyfus Institutional Cash Advantage Funds
27)  Dreyfus Institutional Money Market Fund
28)  Dreyfus Institutional Preferred Money Market Funds
29)  Dreyfus Insured Municipal Bond Fund, Inc.
30)  Dreyfus Intermediate Municipal Bond Fund, Inc.
31)  Dreyfus International Funds, Inc.
32)  Dreyfus Investment Grade Funds, Inc.
33)  Dreyfus Investment Portfolios
34)  The Dreyfus/Laurel Funds, Inc.
35)  The Dreyfus/Laurel Funds Trust
36)  The Dreyfus/Laurel Tax-Free Municipal Funds
37)  Dreyfus LifeTime Portfolios, Inc.
38)  Dreyfus Liquid Assets, Inc.
39)  Dreyfus Massachusetts Intermediate Municipal Bond Fund
40)  Dreyfus Massachusetts Municipal Money Market Fund
41)  Dreyfus Massachusetts Tax Exempt Bond Fund
42)  Dreyfus Midcap Index Fund, Inc.
43)  Dreyfus Money Market Instruments, Inc.
44)  Dreyfus Municipal Bond Fund, Inc.
45)  Dreyfus Municipal Cash Management Plus
46)  Dreyfus Municipal Funds, Inc.
47)  Dreyfus Municipal Money Market Fund, Inc.
48)  Dreyfus New Jersey Intermediate Municipal Bond Fund
49)  Dreyfus New Jersey Municipal Money Market Fund, Inc.
50)  Dreyfus New York Municipal Cash Management
51)  Dreyfus New York Tax Exempt Bond Fund, Inc.
52)  Dreyfus New York Tax Exempt Intermediate Bond Fund
53)  Dreyfus New York Tax Exempt Money Market Fund
54)  Dreyfus U.S. Treasury Intermediate Term Fund
55)  Dreyfus U.S. Treasury Long Term Fund
56)  Dreyfus 100% U.S. Treasury Money Market Fund
57)  Dreyfus Pennsylvania Intermediate Municipal Bond Fund
58)  Dreyfus Pennsylvania Municipal Money Market Fund
59)  Dreyfus Premier California Municipal Bond Fund
60)  Dreyfus Premier Equity Funds, Inc.
61)  Dreyfus Premier Fixed Income Funds
62)  Dreyfus Premier International Funds, Inc.
63)  Dreyfus Premier GNMA Fund
64)  Dreyfus Premier Municipal Bond Fund
65)  Dreyfus Premier New Jersey Municipal Bond Fund, Inc.
66)  Dreyfus Premier New Leaders Fund, Inc.
67)  Dreyfus Premier New York Municipal Bond Fund
68)  Dreyfus Premier Opportunity Funds
69)  Dreyfus Premier State Municipal Bond Fund
70)  Dreyfus Premier Stock Funds
71)  The Dreyfus Premier Third Century Fund, Inc.
72)  Dreyfus Premier Value Equity Funds
73)  Dreyfus Premier Worldwide Growth Fund, Inc.
74)  Dreyfus Short-Intermediate Government Fund
75)  Dreyfus Short-Intermediate Municipal Bond Fund
76)  The Dreyfus Socially Responsible Growth Fund, Inc.
77)  Dreyfus Stock Index Fund, Inc.
78)  Dreyfus Tax Exempt Cash Management
79)  Dreyfus Treasury Cash Management
80)  Dreyfus Treasury Prime Cash Management
81)  Dreyfus Variable Investment Fund
82)  Dreyfus Worldwide Dollar Money Market Fund, Inc.
83)  General California Municipal Bond Fund, Inc.
84)  General California Municipal Money Market Fund
85)  General Government Securities Money Market Funds, Inc.
86)  General Money Market Fund, Inc.
87)  General Municipal Bond Fund, Inc.
88)  General Municipal Money Market Funds, Inc.
89)  General New York Municipal Bond Fund, Inc.
90)  General New York Municipal Money Market Fund
91)  Mellon Funds Trust


((b)

                                                                                                 Positions
Name and principal                                                                               and Offices with
Business address                      Positions and offices with the Distributor                 Registrant
----------------                      ------------------------------------------                 ----------

Michael G. Millard *                  Chief Executive Officer and Chairman of the Board          None
J. David Officer *                    President and Director                                     None
J. Charles Cardona *                  Executive Vice President and Director                      None
Anthony DeVivio **                    Executive Vice President and Director                      None
James Neiland*                        Executive Vice President and Director                      None
Irene Papadoulis **                   Executive Vice President and Director                      None
Prasanna Dhore *                      Executive Vice President                                   None
Noreen Ross *                         Executive Vice President                                   None
Matthew R. Schiffman *                Executive Vice President and Director                      None
William H. Maresca *                  Chief Financial Officer and Director                       None
Ken Bradle **                         Senior Vice President                                      None
Stephen R. Byers *                    Senior Vice President                                      Executive Vice
                                                                                                 President
Lawrence S. Kash *                    Senior Vice President                                      None
Walter Kress *                        Senior Vice President                                      None
Matthew Perrone **                    Senior Vice President                                      None
Bradley J. Skapyak *                  Senior Vice President                                      None
Bret Young *                          Senior Vice President                                      None
Jane Knight *                         Chief Legal Officer and Secretary                          None
Stephen Storen *                      Chief Compliance Officer                                   None
Maria Georgopoulos *                  Vice President - Facilities Management                     None
William Germenis *                    Vice President                                             Anti-Money
                                                                                                 Laundering
                                                                                                 Compliance Officer
Tracy Hopkins *                       Vice President                                             None
Donna Impagliazzo *                   Vice President                                             None
Mary Merkle *                         Vice President                                             None
Paul Molloy *                         Vice President                                             None
James Muir *                          Vice President                                             None
Anthony Nunez *                       Vice President - Finance                                   None
Gary Pierce *                         Vice President - Finance                                   None
Theodore A. Schachar *                Vice President - Tax                                       None
William Schalda *                     Vice President                                             None
John Shea *                           Vice President - Finance                                   None
Susan Verbil *                        Vice President - Finance                                   None
William Verity *                      Vice President - Finance                                   None
James Windels *                       Vice President                                             Treasurer
James Bitetto *                       Assistant Secretary                                        None
Ronald Jamison *                      Assistant Secretary                                        None

*   Principal business address is 200 Park Avenue, New York, NY 10166.
**  Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.






Item 28.       Location of Accounts and Records
-------        --------------------------------

               1.     The Bank of New York
                      100 Church Street
                      New York, New York 10286

               2.     Dreyfus Transfer, Inc.
                      200 Park Avenue
                      New York, New York 10166

               3.     The Dreyfus Corporation
                      200 Park Avenue
                      New York, New York 10166

Item 29.       Management Services
-------        -------------------

               Not Applicable

Item 30.       Undertakings
-------        ------------

               None


                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 24TH DAY OF OCTOBER, 2003.



                   DREYFUS FLORIDA MUNICIPAL MONEY MARKET FUND

            BY:   /S/ STEPHEN E. CANTER*
                  ------------------------------------------
                  Stephen E. Canter, President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

            Signatures                       Title                       Date



/S/ STEPHEN E. CANTER*              President (Principal Executive      10/24/03
-------------------------           Officer)
Stephen E. Canter

/S/ JAMES WINDELS*                  Treasurer (Principal Financial      10/24/03
-------------------------           and Accounting Officer)
James Windels

/S/ JOSEPH S. DIMARTINO*            Chairman of the Board               10/24/03
-------------------------
Joseph S. DiMartino

/S/ GORDON J. DAVIS*                Trustee                             10/24/03
-------------------------
Gordon J. Davis

/S/ DAVID P. FELDMAN*               Trustee                             10/24/03
-------------------------
David P. Feldman

/S/ LYNN MARTIN*                    Trustee                             10/24/03
-------------------------
Lynn Martin

/S/ DANIEL ROSE*                    Trustee                             10/24/03
-------------------------
Daniel Rose

/S/ PHILIP L. TOIA*                 Trustee                             10/24/03
-------------------------
Philip L. Toia

/S/ SANDER VANOCUR*                 Trustee                             10/24/03
-------------------------
Sander Vanocur

/S/ ANNE WEXLER*                    Trustee                             10/24/03
-------------------------
Anne Wexler




*BY:  /S/ MICHAEL A. ROSENBERG
      ------------------------------
      Michael A. Rosenberg
      Attorney-in-Fact




                                INDEX OF EXHIBITS


EXHIBITS

(j)   Consent of Independent Auditors